SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.9%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$11,630

PERU — 0.0%
Southern Copper	1,684	104,038

PUERTO RICO — 0.2%
Popular	11,099	906,899

SWITZERLAND — 0.0%
TE Connectivity	1,704	220,481

UNITED KINGDOM — 0.1%
Linde	2,187	710,075

UNITED STATES — 63.6%
COMMUNICATION SERVICES — 4.0%
Activision Blizzard	3,284	255,758
Alphabet, Cl A *	2,412	5,487,879
Alphabet, Cl C *	1,394	3,179,407
AT&T	34,613	736,911
Cable One	345	449,569
Charter Communications, Cl A *	906	459,279
Comcast, Cl A	34,203	1,514,509
DISH Network, Cl A *	2,940	67,120
Electronic Arts	2,268	314,458
Fox, Cl A	3,472	123,291
Fox, Cl B	2,648	86,616
Interpublic Group	4,420	142,457
Liberty Broadband, Cl A *	231	28,184
Liberty Broadband, Cl C *	1,573	196,892
Liberty Media -Liberty Formula One, Cl C *	2,990	186,247
Liberty Media -Liberty SiriusXM, Cl A *	1,491	61,593
Liberty Media -Liberty SiriusXM, Cl B *	2,176	89,434
Live Nation Entertainment *	1,417	134,686
Lumen Technologies	25,003	306,037
Match Group *	3,252	256,192
Meta Platforms, Cl A *	17,259	3,342,033
Netflix *	1,365	269,506
News, Cl A	5,717	99,476

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
News, Cl B	2,934	$51,580
Omnicom Group	3,901	291,053
Paramount Global, Cl A	107	3,944
Paramount Global, Cl B	4,906	168,423
Pinterest, Cl A *	1,408	27,667
ROBLOX, Cl A *	977	29,251
Roku, Cl A *	205	19,454
Sirius XM Holdings	11,567	74,029
Snap, Cl A *	2,198	31,014
Spotify Technology *	195	21,990
Take-Two Interactive Software *	967	120,382
T-Mobile US *	3,776	503,303
Twitter *	4,036	159,826
Verizon Communications	34,922	1,791,149
Walt Disney *	6,497	717,529
Warner Bros Discovery *	15,823	291,934
Warner Music Group, Cl A	1,106	32,837
		22,122,899

CONSUMER DISCRETIONARY — 6.4%
Advance Auto Parts	894	169,735
Amazon.com *	1,960	4,712,212
Aptiv *	1,406	149,373
Aramark	1,647	56,772
AutoNation *	7,727	923,840
AutoZone *	436	898,007
Bath & Body Works	3,762	154,317
Best Buy	6,230	511,234
Booking Holdings *	131	293,906
BorgWarner	3,607	145,434
Brunswick	5,479	412,185
Burlington Stores *	1,361	229,056
Caesars Entertainment *	1,927	96,678
CarMax *	2,533	251,451
Carnival *	10,204	141,632
Carvana, Cl A *	134	3,945
Chewy, Cl A *	621	15,401
Chipotle Mexican Grill, Cl A *	180	252,459
Choice Hotels International	751	96,045
Darden Restaurants	1,419	177,375

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Dick's Sporting Goods	6,705	$544,647
Dollar General	5,285	1,164,497
Dollar Tree *	3,120	500,230
Domino's Pizza	371	134,736
DR Horton	11,169	839,350
eBay	7,827	380,940
Etsy *	692	56,135
Expedia Group *	668	86,392
Five Below *	392	51,191
Floor & Decor Holdings, Cl A *	2,416	182,263
Ford Motor	67,423	922,347
Garmin	5,896	622,736
General Motors *	13,201	510,615
Gentex	8,426	261,880
Genuine Parts	1,331	181,988
Hasbro	2,120	190,270
Hilton Worldwide Holdings	1,877	264,394
Home Depot	5,159	1,561,887
Hyatt Hotels, Cl A *	425	37,566
Lear	951	134,053
Lennar, Cl A	7,152	573,948
Lennar, Cl B	300	20,151
Lithia Motors, Cl A	125	38,059
LKQ	12,623	648,696
Lowe's	6,125	1,196,213
Lululemon Athletica *	1,350	395,132
Marriott International, Cl A	1,649	282,935
Mattel *	2,055	51,622
McDonald's	3,125	788,156
MGM Resorts International	1,300	45,461
Mohawk Industries *	1,542	218,131
Newell Brands	9,043	193,882
NIKE, Cl B	11,632	1,382,463
NVR *	89	396,105
O'Reilly Automotive *	798	508,462
Penske Automotive Group	6,182	711,795
Polaris	719	76,609
Pool	1,487	592,748
PulteGroup	11,231	508,315
Ross Stores	2,042	173,611
Royal Caribbean Cruises *	1,868	108,475

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Service International	2,373	$166,181
Skechers USA, Cl A *	2,595	102,243
Starbucks	5,137	403,255
Tapestry	2,045	70,553
Target	9,761	1,580,111
Tempur Sealy International	9,960	262,645
Tesla *	2,458	1,863,803
TJX	5,599	355,928
Toll Brothers	1,483	74,847
Tractor Supply	3,585	671,686
Ulta Beauty *	980	414,638
Vail Resorts	335	84,490
VF	3,767	190,083
Victoria's Secret *	1,254	51,677
Whirlpool	1,736	319,841
Williams-Sonoma	5,915	756,647
Wynn Resorts *	834	55,127
Yum! Brands	2,040	247,799
		34,901,697

CONSUMER STAPLES — 4.7%
Albertsons, Cl A	12,720	388,596
Altria Group	9,338	505,092
Archer-Daniels-Midland	13,585	1,233,790
BJ's Wholesale Club Holdings *	791	45,775
Brown-Forman, Cl A	359	22,664
Brown-Forman, Cl B	1,246	82,385
Bunge	2,733	323,369
Campbell Soup	1,049	50,258
Casey's General Stores	559	117,133
Church & Dwight	319	28,729
Clorox	280	40,701
Coca-Cola	23,811	1,509,141
Colgate-Palmolive	4,095	322,727
Conagra Brands	1,135	37,330
Constellation Brands, Cl A	769	188,766
Costco Wholesale	6,517	3,038,356
Darling Ingredients *	2,067	165,505
Estee Lauder, Cl A	2,398	610,651
General Mills	7,684	536,727

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Hershey	7,216	$1,527,699
Hormel Foods	927	45,117
J M Smucker	1,221	153,077
Kellogg	4,310	300,579
Keurig Dr Pepper	3,589	124,682
Kimberly-Clark	637	84,734
Kraft Heinz	6,306	238,556
Kroger	14,468	766,370
Lamb Weston Holdings	1,260	85,151
McCormick	1,580	146,521
Molson Coors Beverage, Cl B	737	41,154
Mondelez International, Cl A	4,741	301,338
Monster Beverage *	2,083	185,637
PepsiCo	21,492	3,605,283
Philip Morris International	7,379	784,019
Procter & Gamble	29,573	4,373,255
Sysco	3,290	276,952
Tyson Foods, Cl A	11,696	1,048,079
Walgreens Boots Alliance	8,151	357,258
Walmart	14,350	1,845,840
		25,538,996

ENERGY — 5.4%
Antero Resources *	2,486	106,600
APA	11,481	539,722
Baker Hughes, Cl A	5,711	205,482
Cheniere Energy	2,027	277,233
Chesapeake Energy	605	58,915
Chevron	23,825	4,161,274
ConocoPhillips	22,826	2,564,729
Continental Resources	13,224	900,158
Coterra Energy	3,719	127,673
Devon Energy	30,992	2,321,301
Diamondback Energy	5,226	794,457
DT Midstream	650	37,765
EOG Resources	10,721	1,468,348
EQT	1,700	81,124
Exxon Mobil	57,245	5,495,520
Halliburton	11,488	465,264
Hess	4,410	542,739

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Kinder Morgan	19,697	$387,834
Marathon Oil	74,635	2,345,778
Marathon Petroleum	8,069	821,343
Occidental Petroleum	26,848	1,860,835
ONEOK	6,358	418,674
Ovintiv	2,815	157,612
Phillips 66	3,800	383,078
Pioneer Natural Resources	3,510	975,569
Schlumberger	16,548	760,546
Targa Resources	6,627	477,277
Texas Pacific Land	64	100,223
Valero Energy	4,179	541,598
Williams	10,560	391,354
		29,770,025

FINANCIALS — 7.7%
Aflac	6,002	363,541
Alleghany *	71	59,198
Allstate	6,413	876,593
Ally Financial	7,199	317,044
American Express	4,488	757,664
American Financial Group	1,986	280,622
American International Group	20,072	1,177,825
Ameriprise Financial	4,487	1,239,623
Aon, Cl A	2,737	754,509
Apollo Global Management	2,331	134,359
Arch Capital Group *	4,148	196,864
Ares Management, Cl A	1,108	78,856
Arthur J Gallagher	1,666	269,792
Assurant	1,630	288,005
Assured Guaranty	9,721	572,081
Bank of America	34,239	1,273,691
Bank of New York Mellon	4,518	210,584
Bank OZK	3,480	144,316
Berkshire Hathaway, Cl B *	8,577	2,710,160
BlackRock, Cl A	1,330	889,876
Blackstone, Cl A	3,114	366,798
Brown & Brown	4,375	259,744
Capital One Financial	3,001	383,708
Cboe Global Markets	1,155	129,718

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Charles Schwab	5,724	$401,252
Chubb	4,498	950,382
Cincinnati Financial	1,700	217,362
Citigroup	9,203	491,532
Citizens Financial Group	4,500	186,210
CME Group, Cl A	1,526	303,415
CNA Financial	896	41,073
Comerica	10,446	869,212
Commerce Bancshares	1,581	109,374
Credit Acceptance *	491	292,297
Discover Financial Services	4,937	560,300
East West Bancorp	15,210	1,118,543
Equitable Holdings	6,605	200,858
Erie Indemnity, Cl A	244	40,931
Everest Re Group	587	165,828
FactSet Research Systems	625	238,612
Fidelity National Financial	9,168	387,806
Fifth Third Bancorp	6,198	244,387
First American Financial	1,494	90,521
First Citizens BancShares, Cl A	180	126,072
First Horizon	2,717	62,029
First Republic Bank	1,491	231,150
Franklin Resources	3,098	83,894
Globe Life	1,266	123,524
Goldman Sachs Group	1,605	524,594
Hartford Financial Services Group	3,671	266,184
Huntington Bancshares	13,524	187,713
Interactive Brokers Group, Cl A	500	30,770
Intercontinental Exchange	1,464	149,899
Invesco	3,519	68,057
Jefferies Financial Group	2,507	82,781
JPMorgan Chase	22,753	3,008,629
KeyCorp	10,707	213,712
KKR	2,812	154,126
Lincoln National	1,296	75,077
Loews	2,777	181,866
LPL Financial Holdings	893	175,198
M&T Bank	1,264	227,482
Markel *	120	164,332
MarketAxess Holdings	178	50,139
Marsh & McLennan	7,146	1,143,003

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
MetLife	9,397	$633,264
Moody's	923	278,349
Morgan Stanley	22,346	1,924,884
Morningstar	322	82,764
MSCI, Cl A	394	174,286
Nasdaq	2,677	415,631
Northern Trust	2,133	238,363
PNC Financial Services Group	1,806	316,791
Principal Financial Group	2,833	206,611
Progressive	6,618	790,057
Prudential Financial	4,195	445,719
Raymond James Financial	2,739	269,764
Regions Financial	54,159	1,196,372
Rocket, Cl A	3,231	29,305
S&P Global	1,645	574,895
SEI Investments	2,552	149,113
Signature Bank NY	937	202,645
SLM	6,307	123,554
State Street	8,242	597,463
SVB Financial Group *	1,699	830,080
Synchrony Financial	5,791	214,499
T Rowe Price Group	5,208	661,885
Tradeweb Markets, Cl A	940	63,553
Travelers	3,002	537,478
Truist Financial	5,733	285,159
US Bancorp	5,768	306,108
Virtu Financial, Cl A	4,274	111,680
Wells Fargo	18,155	830,954
Western Alliance Bancorp	14,578	1,186,212
Willis Towers Watson	638	134,663
WR Berkley	4,953	352,307
		42,139,705

HEALTH CARE — 9.1%
Abbott Laboratories	7,399	869,087
AbbVie	28,352	4,178,234
ABIOMED *	362	95,459
Agilent Technologies	2,087	266,218
Align Technology *	275	76,351
Alnylam Pharmaceuticals *	673	84,663

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
AmerisourceBergen, Cl A	2,566	$397,191
Amgen	3,004	771,247
Anthem	3,422	1,743,885
Avantor *	2,766	88,623
Baxter International	669	50,877
Becton Dickinson	973	248,893
Biogen *	404	80,800
BioMarin Pharmaceutical *	1,333	100,148
Bio-Rad Laboratories, Cl A *	711	382,369
Bio-Techne	521	192,629
Boston Scientific *	4,427	181,551
Bristol-Myers Squibb	17,163	1,294,948
Bruker	3,769	235,487
Cardinal Health	4,539	255,637
Catalent *	1,113	114,706
Centene *	3,902	317,779
Cerner	3,839	364,129
Charles River Laboratories International *	929	217,460
Cigna	2,708	726,529
Cooper	384	134,684
CVS Health	10,851	1,049,834
Danaher	5,415	1,428,585
DaVita *	4,442	433,051
DENTSPLY SIRONA	3,211	127,027
DexCom *	525	156,419
Edwards Lifesciences *	3,582	361,245
Elanco Animal Health *	4,020	95,274
Eli Lilly	9,491	2,974,859
Embecta *	194	4,807
Enovis *	895	59,374
Exact Sciences *	282	14,046
Gilead Sciences	10,332	670,030
HCA Healthcare	4,997	1,051,369
Henry Schein *	2,209	189,179
Hologic *	2,504	188,476
Horizon Therapeutics *	9,608	861,742
Humana	1,491	677,257
IDEXX Laboratories *	883	345,800
Illumina *	509	121,895
Incyte *	832	63,141
Insulet *	201	42,910

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Intuitive Surgical *	1,158	$263,607
IQVIA Holdings *	1,118	240,650
Jazz Pharmaceuticals *	876	131,120
Johnson & Johnson	24,204	4,345,344
Laboratory Corp of America Holdings	1,179	290,883
Masimo *	470	66,002
McKesson	4,552	1,496,197
Medtronic	5,926	593,489
Merck	13,425	1,235,503
Mettler-Toledo International *	275	353,683
Moderna *	1,867	271,331
Molina Healthcare *	2,627	762,408
Organon	286	10,857
PerkinElmer	1,253	187,537
Pfizer	61,081	3,239,736
Quest Diagnostics	3,134	441,957
Regeneron Pharmaceuticals *	1,768	1,175,260
Repligen *	508	83,551
ResMed	2,170	441,508
Royalty Pharma, Cl A	2,289	94,169
Seagen *	453	61,463
STERIS	934	213,139
Stryker	1,096	257,012
Syneos Health, Cl A *	400	29,556
Teleflex	405	116,535
Tenet Healthcare *	239	15,466
Thermo Fisher Scientific	2,307	1,309,384
United Therapeutics *	1,788	411,848
UnitedHealth Group	9,593	4,765,611
Universal Health Services, Cl B	1,352	168,473
Veeva Systems, Cl A *	753	128,206
Vertex Pharmaceuticals *	236	63,401
Viatris, Cl W *	1,800	22,086
Waters *	629	206,281
West Pharmaceutical Services	1,832	568,616
Zimmer Biomet Holdings	1,802	216,618
Zimvie *	180	3,919
Zoetis, Cl A	4,865	831,574
		49,499,884

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 7.0%
3M	4,882	$728,834
A O Smith	4,804	288,816
AECOM	1,913	133,623
AGCO	3,452	442,305
Air Lease, Cl A	1,766	66,419
Allegion	1,516	169,261
AMERCO	274	134,255
American Airlines Group *	1,910	34,132
AMETEK	2,718	330,155
Armstrong World Industries	1,486	124,081
Avis Budget Group *	252	47,951
Axon Enterprise *	491	49,768
Boeing *	2,431	319,433
Booz Allen Hamilton Holding, Cl A	6,481	556,459
Builders FirstSource *	13,782	897,070
Carlisle	1,424	362,308
Carrier Global	7,605	298,953
Caterpillar	4,256	918,658
CH Robinson Worldwide	546	59,246
Cintas	1,824	726,554
Clarivate *	5,636	83,244
Copart *	4,309	493,510
CoStar Group *	2,280	138,943
CSX	18,285	581,280
Cummins	4,666	975,754
Deere	2,423	866,901
Delta Air Lines *	2,696	112,396
Dover	5,664	758,466
Eaton	7,093	983,090
Emerson Electric	9,100	806,806
Equifax	822	166,521
Esab	895	44,750
Expeditors International of Washington	3,414	371,580
Fastenal	14,853	795,527
FedEx	1,232	276,683
Fortive	2,477	153,004
Fortune Brands Home & Security	2,533	175,664
Generac Holdings *	1,967	486,006
General Dynamics	1,499	337,140
General Electric	5,339	417,990
Graco	2,579	163,251

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
HEICO	933	$133,466
HEICO, Cl A	711	83,251
Honeywell International	3,508	679,219
Howmet Aerospace	8,692	310,913
Hubbell, Cl B	2,808	533,127
IDEX	1,364	261,274
Illinois Tool Works	1,870	389,091
Ingersoll Rand	8,696	410,016
ITT	3,419	252,391
Jacobs Engineering Group	4,060	568,765
JB Hunt Transport Services	2,083	359,484
Johnson Controls International	5,483	298,878
L3Harris Technologies	1,881	453,133
Landstar System	1,983	300,286
Leidos Holdings	1,976	206,492
Lennox International	518	108,210
Lockheed Martin	2,289	1,007,412
Lyft, Cl A *	1,999	35,342
ManpowerGroup	517	46,328
Masco	7,969	451,763
Middleby *	240	36,350
Nordson	1,091	237,707
Norfolk Southern	2,433	583,093
Northrop Grumman	951	445,039
Old Dominion Freight Line	3,488	900,741
Oshkosh	2,565	238,314
Otis Worldwide	2,931	218,066
Owens Corning	4,700	449,226
PACCAR	2,973	258,175
Parker-Hannifin	3,277	891,901
Pentair	3,451	173,137
Plug Power *	200	3,696
Quanta Services	6,611	786,709
Raytheon Technologies	6,888	655,187
Regal Beloit	2,843	355,233
Republic Services, Cl A	2,432	325,499
Robert Half International	3,102	279,645
Rockwell Automation	1,009	215,119
Rollins	3,031	107,479
Sensata Technologies Holding	1,634	78,481
Snap-on	1,903	422,238

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Southwest Airlines *	6,046	$277,270
Stanley Black & Decker	1,173	139,223
Textron	2,354	153,693
Timken	1,532	93,559
Toro	2,231	184,035
Trane Technologies	5,971	824,356
TransDigm Group *	367	222,171
TransUnion	3,277	284,476
Uber Technologies *	1,759	40,809
Union Pacific	5,383	1,183,076
United Airlines Holdings *	3,592	171,087
United Parcel Service, Cl B	4,807	876,076
United Rentals *	4,229	1,261,003
Verisk Analytics, Cl A	2,096	366,632
Wabtec	1,985	187,503
Waste Management	2,552	404,518
Watsco	933	238,503
WW Grainger	1,402	682,872
XPO Logistics *	2,390	127,722
Xylem	3,101	261,259
		38,406,506

INFORMATION TECHNOLOGY — 14.4%
Accenture, Cl A	6,999	2,088,922
Adobe *	2,874	1,196,964
Advanced Micro Devices *	7,703	784,628
Akamai Technologies *	2,159	218,145
Amdocs	2,590	225,045
Amphenol, Cl A	5,770	408,862
Analog Devices	2,288	385,299
ANSYS *	1,182	307,746
Apple	94,036	13,996,318
Applied Materials	19,109	2,241,295
Arista Networks *	2,648	270,837
Arrow Electronics *	2,061	248,660
Aspen Technology *	408	78,909
Atlassian, Cl A *	245	43,443
Autodesk *	1,205	250,339
Automatic Data Processing	3,185	710,064
Bill.com Holdings *	154	18,209

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Black Knight *	530	$35,992
Block, Cl A *	287	25,115
Broadcom	4,095	2,375,632
Broadridge Financial Solutions	2,917	426,524
Cadence Design Systems *	3,559	547,125
CDW	4,332	735,834
Ceridian HCM Holding *	1,051	59,171
Ciena *	2,493	126,694
Cisco Systems	24,635	1,109,807
Cloudflare, Cl A *	505	28,280
Cognex	1,673	81,007
Cognizant Technology Solutions, Cl A	4,719	352,509
Corning	6,629	237,451
Crowdstrike Holdings, Cl A *	183	29,278
Datadog, Cl A *	2,498	238,284
Dell Technologies, Cl C	5,807	290,002
DocuSign, Cl A *	320	26,851
Dropbox, Cl A *	4,271	89,008
Dynatrace *	1,554	58,539
Enphase Energy *	893	166,268
Entegris	7,693	853,615
EPAM Systems *	1,035	350,368
F5 *	554	90,324
Fair Isaac *	607	248,597
Fidelity National Information Services	195	20,378
First Solar *	1,335	94,264
Fiserv *	2,422	242,636
FleetCor Technologies *	1,056	262,743
Flex *	3,296	56,263
Fortinet *	3,373	992,134
Gartner *	1,553	407,507
Genpact	1,489	66,067
Global Payments	460	60,278
Globant *	400	75,804
GoDaddy, Cl A *	269	20,188
Hewlett Packard Enterprise	13,622	212,503
HP	15,450	600,078
HubSpot *	254	85,773
Intel	30,868	1,371,157
International Business Machines	10,660	1,480,034
Intuit	1,689	700,023

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Jabil	244	$15,011
Jack Henry & Associates	1,186	223,110
Juniper Networks	1,789	54,887
Keysight Technologies *	5,333	776,485
KLA	3,706	1,352,134
Lam Research	3,249	1,689,578
Manhattan Associates *	1,125	136,046
Marvell Technology	4,925	291,314
Mastercard, Cl A	5,274	1,887,406
Microchip Technology	3,340	242,651
Micron Technology	9,241	682,355
Microsoft	47,747	12,980,977
MongoDB, Cl A *	114	27,035
Monolithic Power Systems	476	214,386
Motorola Solutions	1,813	398,389
NetApp	1,536	110,515
NortonLifeLock	10,521	256,081
NVIDIA	19,037	3,554,589
NXP Semiconductors	354	67,175
Okta, Cl A *	232	19,268
ON Semiconductor *	6,356	385,682
Oracle	7,636	549,181
Palo Alto Networks *	1,698	853,720
Paychex	3,369	417,183
Paycom Software *	690	196,195
Paylocity Holding *	364	63,649
PayPal Holdings *	3,598	306,586
PTC *	1,123	130,863
Pure Storage, Cl A *	7,878	186,945
Qorvo *	994	111,080
QUALCOMM	10,563	1,512,833
Qualtrics International, Cl A *	700	9,940
Roper Technologies	445	196,886
Salesforce *	2,692	431,366
Seagate Technology Holdings	4,495	380,592
ServiceNow *	478	223,451
Skyworks Solutions	1,586	172,668
Snowflake, Cl A *	322	41,103
SolarEdge Technologies *	411	112,117
Splunk *	288	29,537
SS&C Technologies Holdings	2,241	143,402

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Synopsys *	2,506	$799,915
TD SYNNEX	2,797	290,468
Teledyne Technologies *	1,397	565,995
Teradyne	8,658	945,973
Texas Instruments	7,238	1,279,389
Trade Desk, Cl A *	810	42,161
Trimble *	4,563	310,512
Twilio, Cl A *	307	32,287
Tyler Technologies *	233	82,906
Ubiquiti	1,157	302,625
Unity Software *	557	22,263
VeriSign *	777	135,625
Visa, Cl A	9,141	1,939,446
VMware, Cl A	2,951	378,023
Western Digital *	3,634	220,547
Wolfspeed *	1,341	100,883
Workday, Cl A *	304	47,515
Zebra Technologies, Cl A *	1,254	424,090
Zendesk *	911	83,311
Zscaler *	722	110,531
		78,352,626

MATERIALS — 2.9%
Air Products & Chemicals	140	34,462
Albemarle	3,278	970,846
Alcoa	11,629	717,742
Amcor	13,649	178,802
AptarGroup	607	65,004
Avery Dennison	1,415	244,172
Ball	5,182	367,352
Berry Global Group *	4,328	252,452
Celanese, Cl A	2,139	334,796
CF Industries Holdings	7,146	705,810
Chemours	10,730	462,356
Cleveland-Cliffs *	1,593	36,926
Corteva	6,938	434,457
Crown Holdings	7,956	830,925
Dow	10,340	702,913
DuPont de Nemours	1,482	100,554
Eastman Chemical	5,770	635,623

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Ecolab	1,007	$165,057
Element Solutions	4,689	99,829
FMC	1,130	138,515
Freeport-McMoRan	16,365	639,544
Graphic Packaging Holding	5,617	125,034
International Flavors & Fragrances	2,108	278,614
International Paper	5,853	283,578
Louisiana-Pacific	1,701	117,471
LyondellBasell Industries, Cl A	6,571	750,737
Martin Marietta Materials	531	180,211
Mosaic	6,904	432,536
Newmont	713	48,377
Nucor	6,085	806,019
Olin	9,816	645,795
Packaging Corp of America	3,028	476,244
PPG Industries	2,571	325,206
Reliance Steel & Aluminum	3,380	657,072
Royal Gold	203	22,955
RPM International	3,968	349,581
Sherwin-Williams	2,387	639,811
Steel Dynamics	7,579	647,095
United States Steel	2,080	52,146
Valvoline	3,495	116,943
Vulcan Materials	1,187	195,701
Westlake	1,500	198,165
Westrock	4,381	212,435
		15,679,863

REAL ESTATE — 0.5%
CBRE Group, Cl A *	6,825	565,383
Extra Space Storage ‡	5,027	895,811
Jones Lang LaSalle *	313	61,761
Life Storage ‡	6,379	744,812
Medical Properties Trust ‡	5,586	103,788
Mid-America Apartment Communities ‡	1,102	199,462
Zillow Group, Cl C *	473	18,873
		2,589,890

UTILITIES — 1.5%
AES	5,821	128,295

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Alliant Energy	1,852	$118,195
Ameren	1,670	158,967
American Electric Power	8,537	871,030
American Water Works	1,226	185,432
Atmos Energy	1,670	194,238
Avangrid	659	31,362
CenterPoint Energy	5,209	166,948
CMS Energy	1,938	137,676
Consolidated Edison	8,882	881,627
Constellation Energy	2,197	136,390
Dominion Energy	3,249	273,631
DTE Energy	1,300	172,523
Duke Energy	2,844	320,007
Edison International	717	50,125
Entergy	1,355	163,034
Essential Utilities	3,319	153,537
Evergy	1,983	138,691
Eversource Energy	2,319	214,090
Exelon	14,914	733,023
FirstEnergy	3,669	157,620
National Fuel Gas	544	40,000
NextEra Energy	10,148	768,102
NiSource	5,185	163,068
NRG Energy	3,781	174,077
PG&E *	11,383	138,873
PPL	5,203	157,027
Public Service Enterprise Group	3,423	234,612
Sempra Energy	1,958	320,838
Southern	4,088	309,298
Vistra	6,053	159,618
WEC Energy Group	452	47,492
Xcel Energy	1,398	105,325
		8,004,771

Total Common Stock
(Cost $260,189,541)		348,959,985
REGISTERED INVESTMENT COMPANIES — 34.8%

EQUITY FUNDS — 34.8%
AQR Large Cap Defensive Style Fund, Cl R6	558,527	15,566,149
DFA Real Estate Securities Portfolio, Cl I	672,564	30,171,203

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Small Cap Portfolio, Cl I	509,118	$21,158,947
DFA US Small Cap Value Portfolio, Cl I	298,474	12,679,166
DFA US Targeted Value Portfolio, Cl I	1,376,021	40,578,848
iShares MSCI USA Min Vol Factor ETF	531,376	39,034,881
Vanguard Small Cap Value ETF	25,295	4,246,019
Vanguard U.S. Quality Factor ETF	68,307	7,362,094
Vanguard U.S. Value Factor ETF	183,402	19,182,015
Total Registered Investment Companies
(Cost $130,834,415)		189,979,322
SHORT-TERM INVESTMENT — 3.3%

DWS Government Money Market Series, Institutional Shares, 0.730% (1)
(Cost $17,799,815)	17,799,815	17,799,815
Total Investments — 102.0%
(Cost $408,823,771)		$556,739,122

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

A list of open futures contracts held by the Fund at May 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	5	Jun-2022	$1,061,955	$1,032,813	$(29,143)

A list of open total return swap agreements held by the Fund at May 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation (Depreciation)
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/10/2023	USD	4,855,765	$(212,464)	$(212,464)

Percentages are based on Net Assets of $545,803,911.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	The rate reported is the 7-day effective yield as of May 31, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$348,959,985	$–	$–	$348,959,985
Registered Investment Companies	189,979,322	–	–	189,979,322
Short-Term Investment	17,799,815	–	–	17,799,815
Total Investments in Securities	$556,739,122	$–	$–	$556,739,122

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	(29,143)	–	–	(29,143)
Futures Contract^
Unrealized Depreciation	–	(212,464)	–	(212,464)
Total Other Financial Instruments	$(29,143)	$(212,464)	$–	$(241,607)

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2022 (Unaudited)

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.2%
	Shares	Value
EQUITY FUNDS — 67.2%
AQR International Defensive Style Fund, Cl R6	678,066	$9,255,595
Avantis Emerging Markets Equity ETF	278,500	15,712,970
Avantis International Equity ETF	91,878	5,301,361
Avantis International Small Cap Value ETF	114,505	6,890,911
DFA Emerging Markets Portfolio, Cl I	1,034,830	29,937,635
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	13,653,915
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	2,994,816
DFA International High Relative Profitability Portfolio, Cl I	1,265,484	15,185,810
DFA International Real Estate Securities, Cl I	2,239,939	9,497,343
DFA International Small Cap Growth Portfolio, Cl I	112,315	1,694,834
DFA International Small Cap Value Portfolio, Cl I	746,592	15,043,830
DFA International Value Portfolio, Cl I	843,851	16,362,278
DFA Large Cap International Portfolio, Cl I	1,194,391	29,656,722
iShares MSCI EAFE Min Vol Factor ETF	141,476	9,599,147
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	11,347,748
Schwab International Small Cap Equity ETF	74,825	2,651,050
Total Registered Investment Companies
(Cost $163,055,007)		194,785,965
COMMON STOCK — 29.2%

AUSTRALIA — 1.0%
BlueScope Steel	2,357	30,437
Coles Group	1,879	23,585
CSL	288	56,048
Dexus ‡	5,974	44,879
Fortescue Metals Group	34,085	492,321
Glencore	54,740	361,185
National Australia Bank	38,482	863,483
QBE Insurance Group	1,903	16,435
REA Group	1,089	87,629
Rio Tinto	1,396	101,293
Sonic Healthcare	5,109	134,425
Suncorp Group	1,847	15,077
Telstra	131,305	364,536

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Wesfarmers	1,889	$63,909
Woolworths Group	9,087	225,760
		2,881,002

BRAZIL — 0.9%
Banco do Brasil	50,900	391,452
Itausa	142,500	286,047
Petro Rio *	13,000	76,016
Telefonica Brasil	21,400	229,825
TIM ADR	11,910	177,697
Vale ADR, Cl B	58,794	1,061,232
WEG	23,600	125,981
Wheaton Precious Metals	1,709	70,584
Yara International	2,903	150,700
		2,569,534

CANADA — 3.6%
Agnico Eagle Mines	400	21,201
Bank of Montreal	5,662	615,911
Bank of Nova Scotia	8,523	578,016
BCE	527	28,711
Brookfield Asset Management, Cl A	314	15,878
Canadian Imperial Bank of Commerce	7,776	427,761
Canadian Natural Resources	16,979	1,123,700
Canadian Pacific Railway	5,030	358,902
Canadian Tire, Cl A	1,592	218,728
Cenovus Energy	32,912	762,920
CGI, Cl A *	292	24,949
Constellation Software	28	44,069
Dollarama	803	46,573
Empire	1,696	55,579
Fairfax Financial Holdings	451	250,297
George Weston	887	108,865
Hydro One	1,413	39,412
Imperial Oil	9,043	495,315
Intact Financial	1,902	274,808
Kinross Gold	9,850	44,233
Loblaw	3,610	333,044
Magna International	471	30,565
National Bank of Canada	6,172	473,715
Nutrien	1,321	129,097

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Open Text	420	$17,214
Ritchie Bros Auctioneers	1,530	92,089
Royal Bank of Canada	13,269	1,386,539
Sun Life Financial	5,631	275,039
Suncor Energy	4,009	161,298
Teck Resources, Cl B	5,682	235,573
Toromont Industries	430	38,140
Toronto-Dominion Bank	10,697	817,466
Tourmaline Oil	6,979	430,818
West Fraser Timber	3,909	360,660
WSP Global	1,891	208,737
		10,525,822

CHILE — 0.0%
Antofagasta	7,299	136,347

CHINA — 2.5%
Agricultural Bank of China, Cl A	35,800	16,291
Airtac International Group	1,046	34,095
Anhui Conch Cement, Cl A	4,300	23,685
Bank of Beijing, Cl A	31,100	20,631
Bank of China, Cl A	32,800	15,702
Bank of Communications, Cl A	25,400	18,728
Bank of Communications, Cl H	109,000	74,196
Bank of Ningbo, Cl A	5,068	24,875
Bank of Shanghai, Cl A	15,700	15,099
Baoshan Iron & Steel, Cl A	58,500	55,962
BOE Technology Group, Cl A	66,100	37,516
Bosideng International Holdings	52,000	27,620
BYD, Cl A	1,100	48,541
BYD, Cl H	6,000	212,717
BYD Electronic International	14,000	31,057
China Coal Energy, Cl H	304,000	277,846
China Communications Services, Cl H	72,000	33,723
China Everbright Bank, Cl A	35,600	16,668
China Hongqiao Group	119,000	147,534
China Longyuan Power Group, Cl H	127,000	272,380
China Merchants Bank, Cl A	7,100	42,259
China Merchants Bank, Cl H	102,500	652,641
China Merchants Securities, Cl A	9,800	18,966

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	$20,425
China Minsheng Banking, Cl A	28,800	16,476
China National Building Material, Cl H	112,000	141,450
China Overseas Land & Investment	45,500	131,845
China Pacific Insurance Group, Cl A	4,600	14,646
China Petroleum & Chemical, Cl A	82,900	55,290
China Petroleum & Chemical, Cl H	56,000	26,839
China Resources Beer Holdings	2,000	12,513
China Resources Power Holdings	54,000	111,126
China Shenhua Energy, Cl H	125,000	416,474
China State Construction Engineering, Cl A	26,100	21,576
China State Construction International Holdings	94,000	110,343
China Tourism Group Duty Free, Cl A	1,900	50,201
China Vanke, Cl A	7,800	20,802
China Yangtze Power, Cl A	31,100	112,235
CITIC	135,000	151,398
CITIC Securities, Cl A	12,650	37,526
COSCO SHIPPING Holdings, Cl H *	159,700	283,113
CSPC Pharmaceutical Group	10,800	11,562
Dongyue Group	15,000	19,094
ENN Energy Holdings	1,600	24,453
Foshan Haitian Flavouring & Food, Cl A	3,260	37,413
Great Wall Motor, Cl H	82,500	147,787
Guotai Junan Securities, Cl A	17,100	37,154
Haier Smart Home, Cl A	10,242	38,992
Haitong Securities, Cl A	21,000	28,765
Huatai Securities, Cl A	12,200	24,341
Huaxia Bank, Cl A	24,900	19,881
Industrial & Commercial Bank of China, Cl A	19,500	13,634
Industrial Bank, Cl A	7,200	21,231
Inner Mongolia Yili Industrial Group, Cl A	7,400	42,125
Jiangsu Hengrui Medicine, Cl A	5,904	26,785
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	29,619
Kingboard Holdings	29,500	141,220
Kunlun Energy	78,000	67,108
Kweichow Moutai, Cl A	500	134,942
Li Ning	58,500	457,615
Longfor Group Holdings	41,500	207,227
Luxshare Precision Industry, Cl A	10,769	54,327
Luzhou Laojiao, Cl A	1,900	61,150
Midea Group, Cl A	2,800	22,894

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
NARI Technology, Cl A	8,520	$43,794
New China Life Insurance, Cl A	2,700	11,412
PetroChina, Cl A	60,600	50,957
PetroChina, Cl H	674,000	358,357
PICC Property & Casualty, Cl H	132,000	128,020
Ping An Bank, Cl A *	9,600	20,375
Ping An Insurance Group of China, Cl A	4,400	29,130
Poly Developments and Holdings Group, Cl A	11,900	27,614
Postal Savings Bank of China, Cl H	170,000	126,218
SAIC Motor, Cl A	9,100	23,452
Sany Heavy Industry, Cl A	13,100	33,222
Shandong Weigao Group Medical Polymer, Cl H	34,000	37,780
Shanghai Pudong Development Bank, Cl A	12,100	14,429
Shenwan Hongyuan Group, Cl A	34,000	20,635
Tingyi Cayman Islands Holding	12,000	21,250
Tsingtao Brewery, Cl H	10,000	86,242
Wuliangye Yibin, Cl A	1,500	38,453
Yankuang Energy Group, Cl H	98,000	319,558
Zhongsheng Group Holdings	29,000	205,882
		7,119,109

DENMARK — 0.7%
AP Moller - Maersk, Cl B	141	412,822
Danske Bank	7,431	121,885
DSV Panalpina	1,311	215,960
Novo Nordisk, Cl B	9,930	1,100,299
Orsted	161	18,279
Pandora	2,855	231,429
Vestas Wind Systems	2,465	62,885
		2,163,559

FINLAND — 0.3%
Elisa	1,640	92,841
Kesko, Cl B	3,145	78,848
Neste	972	44,627
Nordea Bank Abp	38,019	386,708
Sampo, Cl A	2,127	96,359
Stora Enso, Cl R	10,404	201,876

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINLAND — continued
UPM-Kymmene	1,778	$63,161
		964,420

FRANCE — 0.6%
Air Liquide	1,060	185,756
Arkema	217	26,263
Capgemini	162	31,543
Cie de Saint-Gobain	4,463	264,921
Cie Generale des Etablissements Michelin SCA	747	97,536
Dassault Systemes	1,885	79,491
EssilorLuxottica	971	156,894
Gecina ‡	139	16,346
Hermes International	135	161,501
Kering	58	31,930
L'Oreal	162	57,376
LVMH Moet Hennessy Louis Vuitton	119	76,880
Publicis Groupe	2,615	143,235
Sartorius Stedim Biotech	542	187,321
Teleperformance	348	115,385
		1,632,378

GERMANY — 0.6%
Allianz	345	72,491
Bayerische Motoren Werke	1,840	160,392
Brenntag	3,426	265,090
Carl Zeiss Meditec	1,014	135,827
Deutsche Boerse	408	68,566
Deutsche Post	6,125	254,444
E.ON	2,626	26,789
Evonik Industries	1,045	28,042
GEA Group	2,509	100,297
Hannover Rueck	1,528	234,175
Infineon Technologies	3,462	108,200
Puma	399	29,745
Siemens	1,931	254,862
Siemens Energy	2,099	40,567
Volkswagen	269	60,900
		1,840,387

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 0.1%
Kingboard Laminates Holdings	70,500	$118,505
Techtronic Industries	6,000	78,516
Wharf Real Estate Investment	5,000	24,113
		221,134

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	20,215	145,272
OTP Bank Nyrt	1,193	28,524
		173,796

INDONESIA — 0.6%
Adaro Energy Indonesia	1,659,900	372,552
Bank Central Asia	189,300	100,579
Bank Mandiri Persero	459,600	268,378
Bank Negara Indonesia Persero	323,400	203,690
Bank Rakyat Indonesia Persero	259,200	82,363
Indofood Sukses Makmur	230,300	104,410
Merdeka Copper Gold *	200,000	74,742
Telkom Indonesia Persero	802,800	237,491
United Tractors	116,500	250,475
		1,694,680

ITALY — 0.4%
Enel	23,034	149,697
Eni	50,027	758,549
Ferrari	455	88,711
Prysmian	4,988	161,356
		1,158,313

JAPAN — 5.5%
Advantest	3,200	219,988
Ajinomoto	6,000	145,682
Astellas Pharma	2,400	38,366
Bandai Namco Holdings	2,700	201,439
Bridgestone	1,900	74,779
Canon	2,200	55,414
Chiba Bank	27,500	142,523
Chugai Pharmaceutical	5,700	155,928
Dai-ichi Life Holdings	22,500	465,764
Daiichi Sankyo	5,700	151,057

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Daikin Industries	1,200	$192,274
Denso	3,500	214,059
Disco	300	81,324
Fuji Electric	600	28,215
FUJIFILM Holdings	3,800	208,961
Fujitsu	1,800	269,290
Hamamatsu Photonics	700	32,709
Hino Motors	4,300	23,872
Hitachi	1,900	98,871
Hitachi Metals	3,900	62,591
Honda Motor	1,200	29,772
Hoya	3,800	406,118
Idemitsu Kosan	8,400	227,221
Inpex	23,100	295,244
Isuzu Motors	2,600	30,497
ITOCHU	18,500	531,169
Japan Post Holdings	38,700	289,589
Japan Post Insurance	900	14,982
Japan Tobacco	19,900	361,342
JFE Holdings	14,900	182,046
JSR	7,300	230,492
KDDI	12,100	420,923
Kurita Water Industries	1,600	61,640
Marubeni	23,900	250,856
Minebea Mitsumi	5,400	100,597
Mitsubishi	15,200	523,074
Mitsubishi Gas Chemical	9,100	147,265
Mitsubishi UFJ Financial Group	55,500	315,058
Mitsui	14,800	372,174
Mitsui Fudosan	3,600	78,553
MS&AD Insurance Group Holdings	2,900	92,058
Murata Manufacturing	4,600	295,387
NGK Insulators	4,100	60,837
Nintendo	300	133,365
Nippon Sanso Holdings	2,500	46,901
Nippon Telegraph & Telephone	48,700	1,478,691
Nippon Yusen	8,600	714,184
Nitto Denko	1,700	123,063
Nomura Holdings	40,200	158,542
Nomura Real Estate Holdings	3,400	84,954
Nomura Research Institute	7,800	214,657
Oji Holdings	6,700	29,462

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Olympus	1,700	$35,434
Omron	2,000	114,978
Oriental Land	200	29,714
ORIX	18,000	343,594
Otsuka	500	15,815
Otsuka Holdings	1,200	39,883
Panasonic Holdings	12,600	115,517
Recruit Holdings	1,800	65,778
Renesas Electronics *	9,400	110,821
Resona Holdings	67,100	251,709
Rinnai	800	54,927
Rohm	300	24,592
Sekisui Chemical	2,300	32,944
Sekisui House	3,300	58,376
SG Holdings	2,400	43,171
Shimadzu	600	21,983
Shimano	200	35,205
Shin-Etsu Chemical	2,900	411,187
SMC	100	51,510
Sompo Holdings	1,100	50,255
Sony	4,500	425,354
Sumitomo	2,600	37,516
Sumitomo Electric Industries	1,400	15,440
Sumitomo Metal Mining	2,700	112,595
Sumitomo Mitsui Financial Group	30,400	930,359
Sumitomo Mitsui Trust Holdings	6,700	202,117
TDK	3,300	113,855
Tokyo Electron	1,300	592,939
Tosoh	2,000	29,026
Toyota Industries	2,200	141,461
Toyota Motor	10,000	165,274
Unicharm	600	20,582
Z Holdings	12,400	40,890
		15,898,620

LUXEMBOURG — 0.2%
ArcelorMittal	14,515	468,093
Eurofins Scientific	1,070	99,855
		567,948

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.3%
Hong Leong Bank	2,100	$10,119
Malayan Banking	239,000	496,877
Petronas Chemicals Group	48,000	112,470
Petronas Gas	2,500	9,862
Public Bank	97,900	105,732
RHB Bank	6,900	9,576
Sime Darby	152,100	76,152
Telekom Malaysia	63,100	77,208
		897,996

MEXICO — 0.6%
Alfa, Cl A	64,200	48,932
America Movil ADR, Cl L	36,702	783,220
Arca Continental	28,200	190,331
Coca-Cola Femsa ADR *	1,424	84,941
Grupo Bimbo, Ser A	68,500	224,638
Grupo Carso	6,900	28,788
Grupo Financiero Banorte, Cl O	18,800	121,538
Grupo Financiero Inbursa, Cl O *	65,300	134,744
Grupo Mexico	24,500	120,966
Wal-Mart de Mexico	41,600	153,840
		1,891,938

NETHERLANDS — 0.6%
ABN AMRO Bank	2,651	31,104
Adyen *	10	15,600
ASML Holding	1,776	1,023,636
Koninklijke DSM	888	150,156
NN Group	5,405	268,805
Randstad	2,542	143,429
Wolters Kluwer	1,455	143,989
		1,776,719

NORWAY — 0.2%
Equinor	814	31,159
Gjensidige Forsikring	3,248	71,047
Norsk Hydro	45,417	366,230
		468,436

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PERU — 0.1%
Southern Copper	4,169	$257,561

PHILIPPINES — 0.2%
Aboitiz Equity Ventures	24,850	25,138
BDO Unibank	10,780	27,434
Globe Telecom	1,445	66,950
International Container Terminal Services	29,350	121,582
Manila Electric	4,040	28,778
PLDT	6,130	222,318
		492,200

POLAND — 0.1%
Bank Polska Kasa Opieki	485	10,626
Dino Polska *	283	19,849
LPP	5	12,047
PGE Polska Grupa Energetyczna *	4,542	10,778
Polski Koncern Naftowy ORLEN	7,048	122,282
Polskie Gornictwo Naftowe i Gazownictwo	43,388	60,997
Powszechny Zaklad Ubezpieczen	1,423	10,819
Santander Bank Polska	2,312	139,510
		386,908

RUSSIA — 0.0%
Evraz (1)	29,556	—

SINGAPORE — 0.1%
DBS Group Holdings	800	18,044
Oversea-Chinese Banking	7,500	64,673
STMicroelectronics	2,589	103,900
Venture	1,400	18,284
		204,901

SOUTH AFRICA — 1.3%
Absa Group	26,537	311,453
Anglo American	9,271	453,026
Anglo American Platinum	2,463	270,683
Aspen Pharmacare Holdings	6,557	67,756
Capitec Bank Holdings	526	75,698
Clicks Group	1,125	21,938

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Exxaro Resources	8,521	$120,841
FirstRand	14,686	67,926
Gold Fields ADR	7,030	65,660
Impala Platinum Holdings	5,993	82,061
Kumba Iron Ore	1,870	70,605
MTN Group	35,852	386,641
Nedbank Group	17,730	268,789
Old Mutual	215,288	175,463
Reinet Investments SCA	495	10,041
Sasol *	14,249	374,174
Shoprite Holdings	11,946	164,731
Sibanye Stillwater	68,981	224,303
Standard Bank Group	30,852	352,224
Vodacom Group	27,781	261,342
		3,825,355

SOUTH KOREA — 1.6%
DB Insurance	3,353	175,684
Doosan Bobcat	529	16,227
Hana Financial Group	6,231	248,653
Hyundai Glovis	210	35,765
Industrial Bank of Korea	24,513	222,484
Kakao	620	42,372
KB Financial Group	5,326	259,540
Kia	5,045	348,566
Korea Investment Holdings	498	28,746
Korea Zinc	321	154,374
Kumho Petrochemical	747	96,429
LG Electronics	373	31,542
LG Innotek	1,132	351,341
Meritz Financial Group	2,895	76,466
Meritz Fire & Marine Insurance	4,584	143,338
Meritz Securities	10,547	51,780
NAVER	1,009	234,178
Samsung Electronics	16,448	894,911
Samsung Engineering *	1,742	34,446
Samsung Fire & Marine Insurance	98	15,709
Samsung Securities	1,240	39,665
Shinhan Financial Group	318	11,041
SK Telecom	3,572	164,670
Woori Financial Group	61,099	733,964

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Yuhan	1,937	$94,314
		4,506,205

SPAIN — 0.3%
CaixaBank	110,550	400,543
Iberdrola	24,820	293,994
Repsol	11,024	177,594
		872,131

SWEDEN — 0.7%
Alfa Laval	4,917	132,850
Assa Abloy, Cl B	2,027	50,150
Atlas Copco, Cl A	40,440	453,278
Epiroc, Cl A	4,719	91,394
EQT	2,521	74,320
Hexagon, Cl B	9,422	115,054
Investor, Cl B	11,172	209,717
L E Lundbergforetagen, Cl B	1,472	72,622
Nibe Industrier, Cl B	25,240	220,718
Sandvik	4,173	85,627
Skandinaviska Enskilda Banken, Cl A	20,176	223,003
Svenska Cellulosa SCA, Cl B	2,539	46,036
Svenska Handelsbanken, Cl A	7,147	70,425
Swedish Match	11,280	116,618
		1,961,812

SWITZERLAND — 1.7%
Chocoladefabriken Lindt & Spruengli	5	50,246
EMS-Chemie Holding	88	75,484
Geberit	30	16,478
Givaudan	28	102,952
Kuehne + Nagel International	1,107	292,732
Lonza Group	195	117,506
Novartis	14,601	1,325,314
Partners Group Holding	42	45,202
Roche Holding	3,421	1,166,734
Sika	797	221,266
Sonova Holding	421	149,121
Straumann Holding	190	24,252
Swiss Life Holding	127	71,973

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Zurich Insurance Group	2,709	$1,238,131
		4,897,391

TAIWAN — 2.6%
Accton Technology	15,000	119,259
Acer	39,000	39,023
Advantech	9,898	122,616
ASE Technology Holding	46,000	164,987
Asia Cement	92,000	140,350
Asustek Computer	8,000	93,918
Cathay Financial Holding	67,000	128,454
Chailease Holding	25,235	194,932
Compal Electronics	18,000	14,228
CTBC Financial Holding	75,000	69,893
Delta Electronics	8,000	66,411
E.Sun Financial Holding	235,109	247,245
Eclat Textile	3,000	51,179
Evergreen Marine Taiwan	103,000	498,077
Far EasTone Telecommunications	76,000	207,884
Feng TAY Enterprise	4,680	30,430
Fubon Financial Holding	121,182	267,053
Giant Manufacturing	9,000	81,182
Globalwafers	2,000	42,921
Hon Hai Precision Industry	81,000	314,744
Inventec	15,000	13,275
Lite-On Technology	70,000	151,768
MediaTek	14,000	435,958
Mega Financial Holding	78,000	103,753
Micro-Star International	39,000	180,673
Nien Made Enterprise	2,000	21,668
Novatek Microelectronics	27,000	375,989
Quanta Computer	5,000	13,677
Realtek Semiconductor	22,000	336,031
SinoPac Financial Holdings	51,000	31,778
Synnex Technology International	54,000	130,271
Taishin Financial Holding	190,389	117,407
Taiwan Cement	116,523	170,368
Taiwan Cooperative Financial Holding	142,937	138,321
Taiwan Mobile	41,000	152,361
Taiwan Semiconductor Manufacturing ADR	10,224	974,347
Unimicron Technology	2,000	14,793
United Microelectronics	310,000	549,201

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Vanguard International Semiconductor	29,000	$106,345
Wan Hai Lines	27,500	148,581
Yang Ming Marine Transport *	56,000	239,982
Yuanta Financial Holding	177,840	148,846
Zhen Ding Technology Holding	36,000	149,772
		7,599,951

THAILAND — 0.3%
Bumrungrad Hospital NVDR	4,500	22,955
Indorama Ventures NVDR	85,800	123,697
Krung Thai Bank NVDR	277,600	122,405
PTT Exploration & Production NVDR	99,400	489,723
SCB X NVDR	55,900	184,788
		943,568

TURKEY — 0.2%
Eregli Demir ve Celik Fabrikalari	54,364	113,777
Ford Otomotiv Sanayi	11,329	214,597
Turkcell Iletisim Hizmetleri	21,622	25,533
Turkiye Is Bankasi, Cl C	271,809	179,925
		533,832

UNITED KINGDOM — 0.8%
Admiral Group	6,148	172,229
Ashtead Group	6,149	322,429
AstraZeneca	170	22,494
Auto Trader Group	4,696	34,938
BAE Systems	12,804	122,245
BP	112,727	614,686
Croda International	450	39,114
Experian	5,901	197,672
Halma	5,137	144,396
JD Sports Fashion	74,930	115,758
Legal & General Group	75,485	247,218
Next	816	66,743
Persimmon	6,091	167,349
Spirax-Sarco Engineering	369	49,061
SSE	1,149	25,629

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
United Utilities Group	2,190	$29,280
		2,371,241

UNITED STATES — 0.3%
CONSUMER STAPLES — 0.0%
JBS	15,900	119,404

ENERGY — 0.1%
Tenaris	11,856	198,441

INDUSTRIALS — 0.2%
Schneider Electric	4,005	557,353

ZAMBIA — 0.1%
First Quantum Minerals	8,977	259,903

Total Common Stock
(Cost $62,273,756)		84,570,295
PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Cia Energetica de Minas Gerais(2)	7,149	17,449
Gerdau(2)	17,000	103,305
Petroleo Brasileiro(2)	154,400	970,411

Total Preferred Stock
(Cost $854,948)		1,091,165
RIGHTS — 0.0%
	Number Of Rights
Acer	99	—
(Cost $–)		—
SHORT-TERM INVESTMENT — 3.9%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 0.730% (3)
(Cost $11,228,902)	11,228,902	11,228,902

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

SHORT-TERM INVESTMENT— continued
	Shares	Value

Total Investments — 100.7%
(Cost $237,412,613)		$291,676,327

A list of open futures contracts held by the Fund at May 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	29	Jun-2022	$2,976,625	$2,953,650	$(22,975)
SGX Nifty 50	95	Jul-2022	3,065,921	3,146,400	80,479
			$6,042,546	$6,100,050	$57,504

A list of open total return swap agreements held by the Fund at May 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	03/10/2023	USD	2,984,188	$(122,715)	$(122,715)

Percentages are based on Net Assets of $289,627,353.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(3)	The rate reported is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
BPS — Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
USD — United States Dollar
VOL — Volatility

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$194,785,965	$–	$–	$194,785,965
Common Stock
Australia	–	2,881,002	–	2,881,002
Brazil	2,418,834	150,700	–	2,569,534
Canada	10,525,822	–	–	10,525,822
Chile	–	136,347	–	136,347
China	–	7,119,109	–	7,119,109
Denmark	–	2,163,559	–	2,163,559
Finland	–	964,420	–	964,420
France	–	1,632,378	–	1,632,378
Germany	–	1,840,387	–	1,840,387
Hong Kong	–	221,134	–	221,134
Hungary	–	173,796	–	173,796
Indonesia	–	1,694,680	–	1,694,680
Italy	88,711	1,069,602	–	1,158,313
Japan	–	15,898,620	–	15,898,620
Luxembourg	–	567,948	–	567,948
Malaysia	–	897,996	–	897,996
Mexico	1,891,938	–	–	1,891,938
Netherlands	–	1,776,719	–	1,776,719
Norway	–	468,436	–	468,436
Peru	257,561	–	–	257,561
Philippines	–	492,200	–	492,200
Poland	–	386,908	–	386,908
Russia	–	–	–	–
Singapore	–	204,901	–	204,901
South Africa	65,660	3,759,695	–	3,825,355
South Korea	–	4,506,205	–	4,506,205
Spain	–	872,131	–	872,131
Sweden	–	1,961,812	–	1,961,812
Switzerland	–	4,897,391	–	4,897,391
Taiwan	974,347	6,625,604	–	7,599,951
Thailand	–	943,568	–	943,568
Turkey	–	533,832	–	533,832
United Kingdom	–	2,371,241	–	2,371,241
United States	119,404	755,794	–	875,198
Zambia	259,903	–	–	259,903
Total Common Stock	16,602,180	67,968,115	–	84,570,295
Preferred Stock
Brazil	1,091,165	–	–	1,091,165
Short-Term Investment	11,228,902	–	–	11,228,902
Total Investments in Securities	$223,708,212	$67,968,115	$–	$291,676,327

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$80,479	$–	$–	$80,479

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	$(22,975)	$–	$–	$(22,975)
Total Return Swap^
Unrealized Depreciation	–	(122,715)	–	(122,715)
Total Other Financial Instruments	$57,504	$(122,715)	$–	$(65,211)

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to the net assets. Management has concluded that as of May 31, 2022, Level 3 investments are not material in relation to net assets.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.1%
	Shares	Value
AUSTRALIA — 0.4%
BlueScope Steel	1,841	$23,774
Coles Group	1,431	17,962
CSL	245	47,679
Dexus ‡	3,781	28,404
Fortescue Metals Group	26,017	375,787
Glencore	52,559	346,795
National Australia Bank	31,146	698,873
QBE Insurance Group	1,268	10,951
REA Group	734	59,063
Rio Tinto	1,058	76,768
Sonic Healthcare	2,957	77,803
Suncorp Group	2,867	23,403
Telstra	104,941	291,343
Wesfarmers	1,077	36,438
Woolworths Group	6,690	166,208
		2,281,251

AUSTRIA — 0.0%
Verbund	222	22,161

BRAZIL — 0.4%
Banco do Brasil	38,600	296,857
Itausa	109,800	220,406
Petro Rio *	11,200	65,491
Telefonica Brasil	18,400	197,607
TIM ADR *	9,152	136,548
Vale ADR, Cl B	42,712	770,951
WEG	17,600	93,952
Wheaton Precious Metals	1,224	50,553
Yara International	1,579	81,969
		1,914,334

CANADA — 1.5%
Agnico Eagle Mines	287	15,212
Bank of Montreal	4,064	442,081
Bank of Nova Scotia	5,896	399,857
BCE	1,146	62,435
Canadian Imperial Bank of Commerce	5,854	322,031
Canadian Natural Resources	13,548	896,630

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Canadian Pacific Railway	4,030	$287,550
Canadian Tire, Cl A	1,305	179,296
Cenovus Energy	25,153	583,062
CGI, Cl A *	253	21,617
Constellation Software	22	34,626
Dollarama	718	41,643
Empire	1,438	47,124
Fairfax Financial Holdings	352	195,354
George Weston	512	62,840
Hydro One	1,426	39,775
iA Financial	240	12,463
Imperial Oil	6,944	380,346
Intact Financial	1,593	230,162
Kinross Gold	7,346	32,988
Loblaw	1,222	112,737
Magna International	271	17,586
National Bank of Canada	4,302	330,188
Nutrien	1,703	166,429
Ritchie Bros Auctioneers	1,078	64,884
Royal Bank of Canada	9,936	1,038,258
Sun Life Financial	4,065	198,550
Suncor Energy	2,174	87,469
Teck Resources, Cl B	5,069	210,158
Toromont Industries	171	15,167
Toronto-Dominion Bank	7,501	573,227
Tourmaline Oil	6,099	376,495
West Fraser Timber	2,436	224,755
WSP Global	1,366	150,785
		7,853,780

CHILE — 0.0%
Antofagasta	5,161	96,409

CHINA — 1.0%
Agricultural Bank of China, Cl A	44,800	20,387
Airtac International Group	1,046	34,095
Anhui Conch Cement, Cl A	3,288	18,111
Bank of Beijing, Cl A	26,800	17,779
Bank of China, Cl A	31,200	14,936
Bank of Communications, Cl A	23,300	17,179
Bank of Communications, Cl H	69,000	46,968

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of Ningbo, Cl A	3,640	$17,866
Bank of Shanghai, Cl A	12,297	11,826
Baoshan Iron & Steel, Cl A	43,800	41,900
BOE Technology Group, Cl A	49,300	27,981
Bosideng International Holdings	58,000	30,807
BYD, Cl A	900	39,715
BYD, Cl H	5,000	177,264
BYD Electronic International	11,000	24,402
China Coal Energy, Cl H	215,000	196,503
China Communications Services, Cl H	68,000	31,850
China Everbright Bank, Cl A	30,400	14,233
China Hongqiao Group	94,000	116,539
China Longyuan Power Group, Cl H	87,000	186,591
China Merchants Bank, Cl A	5,100	30,355
China Merchants Bank, Cl H	75,000	477,543
China Merchants Securities, Cl A	5,500	10,644
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	29,419
China Minsheng Banking, Cl A	24,100	13,787
China National Building Material, Cl H	88,000	111,139
China Overseas Land & Investment	37,000	107,215
China Pacific Insurance Group, Cl A	3,400	10,826
China Petroleum & Chemical, Cl A	89,300	59,558
China Petroleum & Chemical, Cl H	64,000	30,673
China Resources Beer Holdings	2,000	12,513
China Resources Power Holdings	40,000	82,316
China Shenhua Energy, Cl H	100,500	334,845
China State Construction International Holdings	56,000	65,736
China Tourism Group Duty Free, Cl A	1,400	36,990
China Vanke, Cl A	6,100	16,269
China Yangtze Power, Cl A	34,600	124,866
CITIC	104,000	116,633
CITIC Securities, Cl A	3,335	9,893
COSCO SHIPPING Holdings, Cl H	142,250	252,178
CSPC Pharmaceutical Group	12,640	13,532
Dongyue Group	15,000	19,094
ENN Energy Holdings	800	12,227
Foshan Haitian Flavouring & Food, Cl A	2,574	29,540
Great Wall Motor, Cl H	60,500	108,377
Guotai Junan Securities, Cl A	7,677	16,680
Haier Smart Home, Cl A	7,541	28,709
Haitong Securities, Cl A	11,400	15,616

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Huatai Securities, Cl A	5,700	$11,373
Huaxia Bank, Cl A	20,800	16,607
Industrial & Commercial Bank of China, Cl A	16,300	11,397
Industrial Bank, Cl A	5,400	15,923
Inner Mongolia Yili Industrial Group, Cl A	4,100	23,339
Jiangsu Hengrui Medicine, Cl A	4,320	19,599
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	22,214
Kingboard Holdings	19,500	93,349
Kunlun Energy	62,000	53,342
Kweichow Moutai, Cl A	400	107,953
Li Ning	45,000	352,012
Longfor Group Holdings	32,000	159,789
Luxshare Precision Industry, Cl A	5,815	29,335
Luzhou Laojiao, Cl A	1,700	54,713
Midea Group, Cl A	2,100	17,170
NARI Technology, Cl A	7,280	37,420
New China Life Insurance, Cl A	2,100	8,876
PetroChina, Cl A	39,500	33,215
PetroChina, Cl H	600,000	319,012
PICC Property & Casualty, Cl H	88,000	85,346
Ping An Bank, Cl A	7,000	14,857
Ping An Insurance Group of China, Cl A	3,200	21,185
Poly Developments and Holdings Group, Cl A	9,100	21,117
Postal Savings Bank of China, Cl H	140,000	103,944
SAIC Motor, Cl A	6,000	15,463
Sany Heavy Industry, Cl A	12,400	31,447
Shandong Weigao Group Medical Polymer, Cl H	22,800	25,335
Shanghai Pudong Development Bank, Cl A	10,000	11,925
Shenwan Hongyuan Group, Cl A	19,500	11,835
Tingyi Cayman Islands Holding	12,000	21,250
Tsingtao Brewery, Cl H	8,000	68,994
Wuliangye Yibin, Cl A	500	12,818
Yankuang Energy Group, Cl H	70,000	228,255
Yonghui Superstores, Cl A	19,700	12,972
Zhongsheng Group Holdings	22,500	159,736
		5,497,222

DENMARK — 0.3%
AP Moller - Maersk, Cl B	115	336,699
Coloplast, Cl B	96	11,448

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Danske Bank	7,177	$117,719
DSV Panalpina	936	154,187
Novo Nordisk, Cl B	4,089	453,084
Orsted	235	26,680
Pandora	2,206	178,820
Vestas Wind Systems	1,900	48,471
		1,327,108

FINLAND — 0.1%
Elisa	989	55,988
Kesko, Cl B	2,384	59,769
Neste	639	29,338
Nordea Bank Abp	25,294	257,276
Sampo, Cl A	1,036	46,934
Stora Enso, Cl R	7,622	147,895
UPM-Kymmene	1,783	63,339
		660,539

FRANCE — 0.2%
Air Liquide	739	129,504
Arkema	209	25,295
Cie de Saint-Gobain	2,985	177,188
Cie Generale des Etablissements Michelin SCA	542	70,769
Dassault Systemes	1,220	51,448
EssilorLuxottica	589	95,171
Gecina ‡	501	58,915
Hermes International	98	117,238
Kering	49	26,975
Legrand	668	58,000
L'Oreal	155	54,896
LVMH Moet Hennessy Louis Vuitton	89	57,499
Publicis Groupe	1,907	104,454
Sartorius Stedim Biotech	458	158,290
Teleperformance	298	98,806
		1,284,448

GERMANY — 0.4%
Allianz	157	32,989
Bayerische Motoren Werke	1,868	162,833
Brenntag	2,945	227,872

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Carl Zeiss Meditec	737	$98,722
Deutsche Boerse	247	41,510
Deutsche Post	4,650	193,170
Evonik Industries	701	18,811
GEA Group	1,917	76,632
Hannover Rueck	1,175	180,075
Infineon Technologies	2,180	68,132
Mercedes-Benz Group	6,144	440,040
Puma	269	20,053
RWE	433	19,104
Siemens	2,616	345,272
Siemens Energy	582	11,248
Volkswagen	63	14,263
		1,950,726

HONG KONG — 0.0%
Kingboard Laminates Holdings	58,000	97,494
Techtronic Industries	6,500	85,059
		182,553

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	16,205	116,455
OTP Bank Nyrt	573	13,700
		130,155

INDONESIA — 0.3%
Adaro Energy Indonesia	1,277,900	286,815
Bank Central Asia	169,900	90,271
Bank Mandiri Persero	356,800	208,349
Bank Negara Indonesia Persero	246,200	155,067
Bank Rakyat Indonesia Persero	210,300	66,825
Indofood Sukses Makmur	211,200	95,751
Merdeka Copper Gold *	156,000	58,299
Telkom Indonesia Persero	672,100	198,826
Tower Bersama Infrastructure	40,500	8,204
United Tractors	87,700	188,555
		1,356,962

ITALY — 0.2%
Enel	18,637	121,121

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Eni	38,440	$582,857
Ferrari	239	46,598
Prysmian	4,171	134,927
		885,503

JAPAN — 2.3%
Advantest	2,500	171,866
Ajinomoto	4,800	116,546
Astellas Pharma	1,300	20,781
Bandai Namco Holdings	1,900	141,754
Bridgestone	1,100	43,293
Canon	1,400	35,263
Chiba Bank	22,800	118,164
Chugai Pharmaceutical	3,600	98,481
Dai-ichi Life Holdings	17,900	370,541
Daiichi Sankyo	4,500	119,255
Daikin Industries	900	144,205
Denso	2,500	152,899
Disco	200	54,216
Fuji Electric	500	23,513
FUJIFILM Holdings	2,600	142,973
Fujitsu	1,400	209,448
Hamamatsu Photonics	500	23,364
Hino Motors *	3,200	17,765
Hitachi	500	26,019
Hitachi Metals *	2,600	41,727
Honda Motor	1,000	24,810
Hoya	2,900	309,932
Idemitsu Kosan	6,400	173,121
Inpex	17,000	217,279
Isuzu Motors	2,200	25,805
ITOCHU	13,900	399,095
Japan Post Holdings	32,300	241,698
Japan Post Insurance	700	11,653
Japan Tobacco	14,000	254,210
JFE Holdings	12,300	150,280
JSR	5,700	179,973
KDDI	9,500	330,477
Kikkoman *	300	15,937
Kurita Water Industries	1,400	53,935
Marubeni	19,200	201,524
Minebea Mitsumi	4,100	76,379

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsubishi	11,100	$381,982
Mitsubishi Gas Chemical	7,200	116,518
Mitsubishi UFJ Financial Group	52,400	297,461
Mitsui	10,800	271,586
Mitsui Fudosan	2,200	48,005
Murata Manufacturing	3,600	231,172
NGK Insulators	3,400	50,451
Nintendo	300	133,365
Nippon Sanso Holdings	1,800	33,769
Nippon Telegraph & Telephone	37,800	1,147,731
Nippon Yusen	7,000	581,313
Nitto Denko	1,300	94,107
Nomura Holdings	33,400	131,724
Nomura Real Estate Holdings	2,400	59,967
Nomura Research Institute	5,700	156,865
NTT Data	1,100	17,232
Obic	100	14,792
Olympus	1,900	39,602
Omron	1,600	91,982
Oriental Land	200	29,714
ORIX	8,800	167,979
Otsuka	400	12,652
Otsuka Holdings	900	29,912
Panasonic Holdings	10,400	95,348
Recruit Holdings	1,300	47,507
Renesas Electronics *	6,900	81,347
Resona Holdings	53,200	199,567
Rinnai	600	41,195
Rohm	300	24,592
Sekisui Chemical	2,200	31,511
Sekisui House	3,300	58,376
Seven & i Holdings	1,700	71,322
SG Holdings	1,600	28,781
Shimadzu	700	25,647
Shimano	200	35,205
Shin-Etsu Chemical	2,400	340,293
SMC	200	103,021
Sompo Holdings	1,000	45,686
Sony	3,700	349,736
Sumitomo	1,200	17,315
Sumitomo Metal Mining	2,100	87,574
Sumitomo Mitsui Financial Group	22,500	688,588

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Mitsui Trust Holdings	3,500	$105,584
TDK	1,800	62,103
Tokyo Electron	900	410,496
Tosoh	1,500	21,769
Toyota Industries	1,800	115,740
Toyota Motor	5,000	82,637
Z Holdings	10,000	32,976
		12,081,978

LUXEMBOURG — 0.1%
ArcelorMittal	8,154	262,958
Eurofins Scientific	690	64,392
		327,350

MALAYSIA — 0.1%
CIMB Group Holdings	20,300	23,858
Hong Leong Bank	1,600	7,710
Hong Leong Financial Group	12,500	57,576
Petronas Chemicals Group	50,300	117,859
Petronas Gas	34,500	136,099
Press Metal Aluminium Holdings	11,200	14,166
Public Bank	75,000	81,000
RHB Bank	135,900	188,598
Sime Darby	102,900	51,519
Telekom Malaysia	43,200	52,859
		731,244

MEXICO — 0.3%
Alfa, Cl A	51,300	39,100
America Movil ADR, Cl L	28,859	615,851
Arca Continental	15,600	105,289
Coca-Cola Femsa ADR	1,093	65,197
Gruma, Cl B	595	7,132
Grupo Bimbo, Ser A	55,400	181,678
Grupo Financiero Banorte, Cl O	15,100	97,618
Grupo Financiero Inbursa, Cl O *	42,500	87,697
Grupo Mexico	18,400	90,848
Wal-Mart de Mexico	43,700	161,606
		1,452,016

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 0.2%
Adyen *	9	$14,040
Aegon	10,150	54,297
ASML Holding	1,245	717,583
Koninklijke DSM	639	108,051
NN Group	3,862	192,068
Randstad	1,567	88,416
Wolters Kluwer	998	98,763
		1,273,218

NORWAY — 0.1%
Gjensidige Forsikring	2,260	49,435
Norsk Hydro	33,238	268,022
		317,457

PERU — 0.0%
Southern Copper	3,615	223,335

PHILIPPINES — 0.1%
Aboitiz Equity Ventures	23,450	23,722
BDO Unibank	14,520	36,952
Globe Telecom	1,095	50,734
International Container Terminal Services	23,930	99,130
Manila Electric	4,300	30,630
PLDT	4,665	169,186
		410,354

POLAND — 0.1%
Bank Polska Kasa Opieki	373	8,173
Dino Polska *	183	12,835
LPP	4	9,637
PGE Polska Grupa Energetyczna *	3,493	8,289
Polski Koncern Naftowy ORLEN	4,555	79,029
Polskie Gornictwo Naftowe i Gazownictwo *	44,256	62,218
Powszechny Zaklad Ubezpieczen	22,585	171,715
		351,896

PUERTO RICO — 0.1%
Popular	8,471	692,165

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz (1)	16,851	$—

SINGAPORE — 0.0%
DBS Group Holdings	2,600	58,644
Mapletree Commercial Trust ‡	10,400	13,500
Oversea-Chinese Banking	7,300	62,948
STMicroelectronics	553	22,192
Venture	1,400	18,284
		175,568

SOUTH AFRICA — 0.6%
Absa Group	20,874	244,989
Anglo American	6,932	338,731
Anglo American Platinum	1,835	201,666
Aspen Pharmacare Holdings	5,616	58,032
Capitec Bank Holdings	688	99,011
Exxaro Resources	7,289	103,369
FirstRand	18,695	86,469
Gold Fields ADR	5,722	53,443
Impala Platinum Holdings	4,277	58,564
Kumba Iron Ore	2,282	86,161
MTN Group	30,096	324,566
Nedbank Group	14,126	214,152
Old Mutual	155,199	126,490
Pepkor Holdings	5,958	8,339
Reinet Investments SCA	539	10,934
Sasol *	10,906	286,388
Shoprite Holdings	9,332	128,684
Sibanye Stillwater	53,377	173,564
Standard Bank Group	25,133	286,932
Vodacom Group	8,154	76,707
		2,967,191

SOUTH KOREA — 0.6%
DB Insurance	2,723	142,674
Doosan Bobcat	384	11,779
Hana Financial Group	5,990	239,036
Hyundai Glovis	61	10,389
Industrial Bank of Korea	21,670	196,681
Kakao	370	25,286

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
KB Financial Group	3,322	$161,883
Kia	3,952	273,049
Korea Investment Holdings	367	21,184
Korea Zinc	257	123,595
Kumho Petrochemical	522	67,384
LG Electronics	297	25,115
LG Innotek	574	178,153
Meritz Financial Group	2,456	64,871
Meritz Fire & Marine Insurance	3,606	112,757
Meritz Securities	12,540	61,565
NAVER	780	181,030
Samsung Electronics	10,544	573,683
Samsung Engineering *	748	14,791
Samsung Fire & Marine Insurance	171	27,410
Samsung Securities	930	29,749
SK Telecom	2,865	132,077
Woori Financial Group	47,393	569,318
Yuhan	1,128	54,924
		3,298,383

SPAIN — 0.1%
CaixaBank	86,144	312,116
Iberdrola	18,507	219,216
Repsol	11,476	184,876
		716,208

SWEDEN — 0.3%
Alfa Laval	4,339	117,233
Atlas Copco, Cl A	30,936	346,751
Boliden	397	16,511
Epiroc, Cl A	3,719	72,027
EQT	1,485	43,778
Hexagon, Cl B	8,225	100,437
Investor, Cl B	11,436	214,673
L E Lundbergforetagen, Cl B	822	40,554
Nibe Industrier, Cl B	21,544	188,397
Sandvik	2,811	57,679
Skandinaviska Enskilda Banken, Cl A	14,598	161,350
Svenska Cellulosa SCA, Cl B	1,784	32,347
Svenska Handelsbanken, Cl A	2,498	24,615

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Swedish Match	9,830	$101,628
		1,517,980

SWITZERLAND — 0.7%
Chocoladefabriken Lindt & Spruengli	5	50,246
EMS-Chemie Holding	77	66,048
Geberit	45	24,718
Givaudan	24	88,245
Kuehne + Nagel International	809	213,930
Lonza Group	142	85,568
Novartis	11,473	1,041,389
Partners Group Holding	76	81,793
Roche Holding	3,052	1,040,887
Sika	541	150,194
Sonova Holding	280	99,178
Straumann Holding	350	44,674
Swiss Life Holding	60	34,003
TE Connectivity	1,365	176,617
UBS Group	1,015	19,143
Zurich Insurance Group	839	383,460
		3,600,093

TAIWAN — 1.1%
Accton Technology	11,000	87,456
Acer	42,000	42,025
Advantech	6,599	81,748
ASE Technology Holding	33,000	118,361
Asia Cement	71,000	108,314
Asustek Computer	6,000	70,439
Cathay Financial Holding	47,000	90,110
Chailease Holding	19,513	150,731
China Development Financial Holding	355,000	197,473
Compal Electronics	17,000	13,437
Delta Electronics	9,000	74,713
E.Sun Financial Holding	187,169	196,830
Eclat Textile	2,000	34,120
Evergreen Marine Taiwan	79,000	382,021
Far EasTone Telecommunications	61,000	166,854
Feng TAY Enterprise	4,080	26,528
Fubon Financial Holding	18,209	40,128
Giant Manufacturing	8,000	72,161

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Globalwafers	1,000	$21,460
Hon Hai Precision Industry	65,000	252,573
Hua Nan Financial Holdings	18,098	14,801
Innolux	37,000	17,719
Lite-On Technology	10,000	21,681
MediaTek	10,000	311,399
Mega Financial Holding	88,000	117,054
Micro-Star International	24,000	111,183
Nien Made Enterprise	2,000	21,668
Novatek Microelectronics	21,000	292,436
Quanta Computer	4,000	10,941
Realtek Semiconductor	18,000	274,934
Shanghai Commercial & Savings Bank	15,000	26,024
Shin Kong Financial Holding	24,000	7,641
SinoPac Financial Holdings	24,000	14,954
Synnex Technology International	32,000	77,197
Taishin Financial Holding	135,840	83,769
Taiwan Cement	93,388	136,542
Taiwan Cooperative Financial Holding	130,935	126,707
Taiwan Mobile	41,000	152,361
Taiwan Semiconductor Manufacturing ADR	8,517	811,670
Unimicron Technology	7,000	51,774
United Microelectronics	202,000	357,867
Vanguard International Semiconductor	23,000	84,343
Wan Hai Lines	8,400	45,385
Yang Ming Marine Transport	42,000	179,986
Yuanta Financial Holding	154,960	129,696
Zhen Ding Technology Holding	26,000	108,169
		5,815,383

THAILAND — 0.1%
Advanced Info Service NVDR	1,300	8,247
Bumrungrad Hospital NVDR	4,800	24,486
Indorama Ventures NVDR	66,500	95,872
Krung Thai Bank NVDR	223,800	98,682
PTT Exploration & Production NVDR	68,500	337,485
SCB X NVDR	44,000	145,451
		710,223

TURKEY — 0.1%
Akbank	19,812	10,133

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Eregli Demir ve Celik Fabrikalari	62,266	$130,315
Ford Otomotiv Sanayi	4,308	81,603
Turkcell Iletisim Hizmetleri	29,650	35,013
Turkiye Is Bankasi, Cl C	225,279	149,124
		406,188

UNITED KINGDOM — 0.4%
Admiral Group	4,382	122,757
Ashtead Group	4,475	234,651
AstraZeneca	1,371	181,407
Auto Trader Group	3,946	29,359
BAE Systems	9,058	86,480
BP	87,195	475,464
CNH Industrial	819	12,246
Croda International	333	28,944
Experian	4,503	150,841
Halma	3,072	86,351
JD Sports Fashion *	55,840	86,266
Legal & General Group	52,042	170,440
Linde	1,018	330,524
Mondi	662	12,874
Next	564	46,131
Persimmon	3,734	102,591
Spirax-Sarco Engineering	264	35,101
SSE	784	17,488
		2,209,915

UNITED STATES — 36.9%
COMMUNICATION SERVICES — 2.1%
Activision Blizzard	3,193	248,671
Alphabet, Cl A *	1,229	2,796,270
Alphabet, Cl C *	620	1,414,084
AT&T	18,515	394,184
Cable One	150	195,465
Charter Communications, Cl A *	453	229,639
Comcast, Cl A	17,933	794,073
DISH Network, Cl A *	2,713	61,938
Electronic Arts	1,103	152,931
Fox, Cl A	3,250	115,408
Fox, Cl B	2,469	80,761
Interpublic Group	1,298	41,835

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Liberty Broadband, Cl A *	267	$32,577
Liberty Broadband, Cl C *	570	71,347
Liberty Media -Liberty Formula One, Cl C *	946	58,926
Liberty Media -Liberty SiriusXM, Cl B *	2,196	90,256
Live Nation Entertainment *	922	87,636
Lumen Technologies	10,532	128,912
Match Group *	2,046	161,184
Meta Platforms, Cl A *	7,527	1,457,528
Netflix *	710	140,182
News, Cl B	1,712	30,097
Omnicom Group	2,187	163,172
Paramount Global, Cl A	193	7,114
Paramount Global, Cl B	3,853	132,273
Pinterest, Cl A *	640	12,576
Roku, Cl A *	326	30,937
Sirius XM Holdings	6,100	39,040
Snap, Cl A *	639	9,016
Spotify Technology *	233	26,275
Take-Two Interactive Software *	921	114,692
T-Mobile US *	2,995	399,204
Twitter *	2,913	115,355
Verizon Communications	18,729	960,610
Walt Disney *	3,382	373,508
Warner Bros Discovery *	10,089	186,142
		11,353,818

CONSUMER DISCRETIONARY — 3.8%
Advance Auto Parts	188	35,694
Amazon.com *	1,064	2,558,058
Aptiv *	1,032	109,640
AutoNation *	4,486	536,346
AutoZone *	192	395,453
Bath & Body Works	777	31,872
Best Buy	2,575	211,305
Booking Holdings *	37	83,012
Brunswick	3,295	247,883
Burlington Stores *	997	167,795
Caesars Entertainment *	615	30,855
CarMax *	1,134	112,572
Carnival *	6,565	91,122

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Carvana, Cl A *	154	$4,534
Chipotle Mexican Grill, Cl A *	107	150,073
Choice Hotels International	455	58,190
Darden Restaurants	1,179	147,375
Dick's Sporting Goods	3,756	305,100
Dollar General	4,306	948,784
Dollar Tree *	2,484	398,260
Domino's Pizza	448	162,700
DR Horton	7,266	546,040
eBay	5,151	250,699
Etsy *	503	40,803
Expedia Group *	193	24,961
Floor & Decor Holdings, Cl A *	582	43,906
Ford Motor	74,826	1,023,620
Garmin	3,528	372,627
General Motors *	5,207	201,407
Gentex	5,203	161,709
Genuine Parts	797	108,974
Hasbro	399	35,810
Hilton Worldwide Holdings	1,360	191,570
Home Depot	3,264	988,176
Lear	201	28,333
Lennar, Cl A	4,202	337,210
Lennar, Cl B	491	32,980
LKQ	5,213	267,896
Lowe's	3,499	683,355
Lululemon Athletica *	912	266,933
Marriott International, Cl A	1,358	233,006
McDonald's	1,732	436,828
MGM Resorts International	1,594	55,742
Mohawk Industries *	1,319	186,586
Newell Brands	3,089	66,228
NIKE, Cl B	5,458	648,683
NVR *	47	209,179
O'Reilly Automotive *	565	360,001
Penske Automotive Group	3,074	353,940
Polaris	766	81,617
Pool	1,040	414,565
PulteGroup	7,268	328,950
Ross Stores	1,244	105,765
Royal Caribbean Cruises *	1,445	83,911

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Service International	800	$56,024
Skechers U.S.A., Cl A *	1,724	67,926
Starbucks	2,710	212,735
Target	6,877	1,113,249
Tempur Sealy International	8,016	211,382
Tesla *	875	663,477
TJX	4,488	285,302
Tractor Supply	1,656	310,268
Ulta Beauty *	510	215,781
Vail Resorts	154	38,840
VF	826	41,680
Victoria's Secret *	259	10,673
Whirlpool	1,107	203,954
Williams-Sonoma	3,308	423,159
Yum! Brands	1,479	179,654
		19,992,737

CONSUMER STAPLES — 2.7%
Albertsons, Cl A	6,664	203,585
Altria Group	4,332	234,318
Archer-Daniels-Midland	5,182	470,629
Brown-Forman, Cl A	439	27,714
Brown-Forman, Cl B	866	57,260
Bunge	500	59,160
Campbell Soup	949	45,466
Casey's General Stores	473	99,112
Church & Dwight	231	20,804
Clorox	278	40,410
Coca-Cola	20,745	1,314,818
Colgate-Palmolive	3,606	284,189
Conagra Brands	4,619	151,919
Constellation Brands, Cl A	601	147,527
Costco Wholesale	2,546	1,186,996
Darling Ingredients *	310	24,822
Estee Lauder, Cl A	1,075	273,749
General Mills	3,466	242,100
Hershey	5,318	1,125,874
Hormel Foods	1,262	61,422
J M Smucker	1,154	144,677
JBS	14,700	110,392

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Kellogg	1,100	$76,714
Keurig Dr Pepper	3,013	104,672
Kimberly-Clark	701	93,247
Kraft Heinz	4,127	156,124
Kroger	9,976	528,429
McCormick	617	57,268
Molson Coors Beverage, Cl B	716	39,981
Mondelez International, Cl A	8,367	531,806
Monster Beverage *	1,405	125,214
PepsiCo	14,545	2,439,924
Philip Morris International	3,611	383,669
Procter & Gamble	10,742	1,588,527
Sysco	2,262	190,415
Tyson Foods, Cl A	7,565	677,900
Walgreens Boots Alliance	4,405	193,071
Walmart	4,381	563,528
		14,077,432

ENERGY — 3.1%
APA	1,175	55,237
Baker Hughes, Cl A	4,219	151,800
Cheniere Energy	1,146	156,738
Chevron	15,484	2,704,435
ConocoPhillips	5,744	645,396
Continental Resources	10,755	732,093
Coterra Energy	1,313	45,075
Devon Energy	38,673	2,896,608
Diamondback Energy	3,132	476,127
DT Midstream	477	27,714
EOG Resources	3,861	528,803
Equities	777	37,078
Exxon Mobil	23,503	2,256,288
Halliburton	7,941	321,610
Hess	1,646	202,573
Kinder Morgan	11,398	224,427
Marathon Oil	44,560	1,400,521
Marathon Petroleum	4,056	412,860
Occidental Petroleum	8,900	616,859
ONEOK	3,454	227,446
Phillips 66	2,374	239,323

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Pioneer Natural Resources	1,597	$443,870
Schlumberger	9,136	419,891
Targa Resources	6,427	462,872
Tenaris	10,560	176,749
Valero Energy	2,692	348,883
Williams	5,634	208,796
		16,420,072

FINANCIALS — 4.3%
Aflac	3,181	192,673
Allstate	4,849	662,810
Ally Financial	2,417	106,445
American Express	1,862	314,343
American Financial Group	105	14,837
American International Group	9,538	559,690
Ameriprise Financial	2,062	569,669
Aon, Cl A	1,552	427,840
Apollo Global Management	383	22,076
Arch Capital Group *	3,839	182,199
Ares Management, Cl A	500	35,585
Arthur J Gallagher	956	154,815
Assurant	1,057	186,761
Assured Guaranty	510	30,014
Bank of America	17,196	639,691
Bank of New York Mellon	3,754	174,974
Bank OZK	2,910	120,678
Berkshire Hathaway, Cl B *	4,281	1,352,710
BlackRock, Cl A	748	500,472
Blackstone, Cl A	2,157	254,073
Brown & Brown	1,337	79,378
Capital One Financial	2,483	317,476
Cboe Global Markets	418	46,946
Charles Schwab	3,684	258,248
Chubb	1,099	232,208
Cincinnati Financial	1,521	194,475
Citigroup	4,689	250,439
Citizens Financial Group	4,036	167,010
CME Group, Cl A	896	178,152
Comerica	7,130	593,287
Commerce Bancshares	451	31,200

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Credit Acceptance *	203	$120,848
Discover Financial Services	3,147	357,153
East West Bancorp	9,222	678,186
Equitable Holdings	1,214	36,918
Everest Re Group	149	42,093
FactSet Research Systems	295	112,625
Fidelity National Financial	3,034	128,338
Fifth Third Bancorp	3,609	142,303
First American Financial	1,333	80,766
First Citizens BancShares, Cl A	71	49,728
First Republic Bank	1,161	179,990
Franklin Resources	1,281	34,689
Goldman Sachs Group	1,243	406,275
Hartford Financial Services Group	3,950	286,414
Huntington Bancshares	7,704	106,931
Interactive Brokers Group, Cl A	618	38,032
Intercontinental Exchange	2,316	237,135
Jefferies Financial Group	1,798	59,370
JPMorgan Chase	9,920	1,311,722
KeyCorp	9,229	184,211
KKR	2,096	114,882
Lincoln National	459	26,590
Loews	807	52,850
LPL Financial Holdings	431	84,558
M&T Bank	1,213	218,304
Markel *	130	178,026
Marsh & McLennan	1,962	313,822
MetLife	6,802	458,387
Moody's	820	247,287
Morgan Stanley	10,946	942,888
Morningstar	165	42,410
MSCI, Cl A	350	154,822
Nasdaq	1,617	251,055
Northern Trust	1,093	122,143
PNC Financial Services Group	1,082	189,794
Principal Financial Group	2,249	164,020
Progressive	5,978	713,654
Prudential Financial	1,966	208,887
Raymond James Financial	450	44,320
Regions Financial	32,427	716,312
S&P Global	1,174	410,290

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
SEI Investments	1,311	$76,602
Signature Bank NY	562	121,544
SLM	3,931	77,008
State Street	5,258	381,152
SVB Financial Group *	1,315	642,470
Synchrony Financial	5,736	212,461
T Rowe Price Group	2,728	346,702
Travelers	1,759	314,931
Truist Financial	3,399	169,066
US Bancorp	3,586	190,309
Wells Fargo	9,264	424,013
Western Alliance Bancorp	2,170	176,573
Willis Towers Watson	476	100,469
Wintrust Financial	4,161	363,630
WR Berkley	1,588	112,954
Zions Bancorp	1,542	87,956
		22,898,042

HEALTH CARE — 5.2%
Abbott Laboratories	4,441	521,640
AbbVie	16,184	2,385,036
ABIOMED *	241	63,552
Agilent Technologies	1,063	135,596
Align Technology *	248	68,855
Alnylam Pharmaceuticals *	658	82,776
AmerisourceBergen, Cl A	1,573	243,485
Amgen	1,106	283,954
Anthem	1,447	737,406
Avantor *	1,685	53,987
Baxter International	2,872	218,416
Becton Dickinson	1,061	271,404
Biogen *	506	101,200
BioMarin Pharmaceutical *	1,415	106,309
Bio-Rad Laboratories, Cl A *	404	217,267
Bio-Techne	269	99,457
Boston Scientific *	5,919	242,738
Bristol-Myers Squibb	8,025	605,486
Bruker	1,540	96,219
Cardinal Health	2,324	130,888
Catalent *	1,591	163,968

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Centene *	3,137	$255,477
Cerner	2,307	218,819
Charles River Laboratories International *	586	137,171
Chemed	99	47,956
Cigna	1,914	513,507
Cooper	416	145,908
CVS Health	5,945	575,179
Danaher	2,975	784,865
DexCom *	359	106,960
Edwards Lifesciences *	3,828	386,054
Elanco Animal Health *	4,462	105,749
Eli Lilly	5,104	1,599,798
Embecta *	248	6,145
Enovis *	507	33,634
Exact Sciences *	1,172	58,377
Gilead Sciences	6,582	426,843
HCA Healthcare	3,550	746,920
Hologic *	3,000	225,810
Horizon Therapeutics *	5,536	496,524
Humana	1,143	519,185
IDEXX Laboratories *	630	246,721
Illumina *	350	83,818
Incyte *	539	40,905
Intuitive Surgical *	516	117,462
IQVIA Holdings *	654	140,774
Johnson & Johnson	13,842	2,485,054
Laboratory Corp of America Holdings	1,096	270,405
Masimo *	523	73,445
McKesson	1,288	423,353
Medtronic	4,402	440,860
Merck	7,584	697,956
Mettler-Toledo International *	197	253,366
Moderna *	1,480	215,088
Molina Healthcare *	1,602	464,932
PerkinElmer	1,084	162,242
Pfizer	14,252	755,926
Quest Diagnostics	2,640	372,293
Regeneron Pharmaceuticals *	593	394,191
ResMed	1,060	215,668
Royalty Pharma, Cl A	1,078	44,349
Seagen *	452	61,327

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
STERIS	377	$86,031
Stryker	644	151,018
Teleflex	363	104,450
Thermo Fisher Scientific	1,443	819,004
United Therapeutics *	1,019	234,716
UnitedHealth Group	5,441	2,702,980
Universal Health Services, Cl B	136	16,947
Veeva Systems, Cl A *	496	84,449
Vertex Pharmaceuticals *	726	195,040
Viatris, Cl W *	3,810	46,749
Waters *	385	126,261
West Pharmaceutical Services	1,231	382,078
Zimmer Biomet Holdings	1,168	140,405
Zimvie *	116	2,525
Zoetis, Cl A	3,324	568,171
		27,841,479

INDUSTRIALS — 4.3%
3M	2,694	402,187
A O Smith	1,737	104,428
AECOM	663	46,311
AGCO	1,515	194,117
Air Lease, Cl A	1,150	43,251
Allegion	314	35,058
AMERCO *	93	45,568
American Airlines Group *	2,284	40,815
AMETEK	1,729	210,022
Armstrong World Industries	811	67,718
Avis Budget Group *	145	27,591
Axon Enterprise *	290	29,394
Boeing *	1,331	174,893
Booz Allen Hamilton Holding, Cl A	3,148	270,287
Builders FirstSource *	8,304	540,507
Carlisle	593	150,877
Carrier Global	3,583	140,848
Caterpillar	1,427	308,018
CH Robinson Worldwide	926	100,480
Cintas	1,065	424,221
Copart *	2,043	233,985
CoStar Group *	1,630	99,332

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
CSX	10,183	$323,718
Cummins	2,393	500,424
Deere	1,253	448,298
Delta Air Lines *	1,789	74,583
Dover	3,074	411,639
Eaton	4,586	635,619
Emerson Electric	7,832	694,385
Equifax	903	182,930
Esab	507	25,350
Expeditors International of Washington	3,134	341,105
Fastenal	7,487	401,004
FedEx	1,415	317,781
Fortive	2,121	131,014
Fortune Brands Home & Security	3,333	231,144
Generac Holdings *	1,009	249,304
General Dynamics	1,556	349,960
General Electric	2,990	234,087
Graco	300	18,990
HEICO	516	73,814
HEICO, Cl A	651	76,226
Honeywell International	1,609	311,535
Howmet Aerospace	3,866	138,287
Hubbell, Cl B	1,115	211,694
IDEX	1,243	238,097
Illinois Tool Works	1,375	286,096
Ingersoll Rand	6,872	324,015
ITT	3,041	224,487
Jacobs Engineering Group	2,804	392,812
JB Hunt Transport Services	1,738	299,944
Johnson Controls International	4,297	234,229
L3Harris Technologies	935	225,241
Landstar System	1,364	206,551
Leidos Holdings	1,634	170,753
Lockheed Martin	655	288,272
Masco	5,046	286,058
Middleby *	386	58,464
Nordson	890	193,913
Norfolk Southern	1,198	287,113
Northrop Grumman	1,066	498,856
nVent Electric	1,352	47,861
Old Dominion Freight Line	1,981	511,573

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Oshkosh	1,634	$151,815
Otis Worldwide	1,961	145,898
Owens Corning	1,141	109,057
PACCAR	2,674	232,210
Parker-Hannifin	1,702	463,233
Pentair	500	25,085
Plug Power *	2,715	50,173
Quanta Services	3,315	394,485
Raytheon Technologies	3,523	335,108
Regal Beloit	1,824	227,909
Republic Services, Cl A	1,669	223,379
Robert Half International	2,027	182,734
Rockwell Automation	581	123,869
Rollins	2,592	91,912
Schneider Electric	3,162	440,038
Snap-on	744	165,079
Southwest Airlines *	2,253	103,323
Stanley Black & Decker	966	114,655
Textron	596	38,913
Timken	1,565	95,575
Toro	1,067	88,017
Trane Technologies	3,992	551,135
TransDigm Group *	266	161,028
TransUnion	2,306	200,184
Uber Technologies *	1,520	35,264
Union Pacific	2,930	643,955
United Airlines Holdings *	933	44,439
United Parcel Service, Cl B	2,249	409,880
United Rentals *	2,289	682,534
Verisk Analytics, Cl A	1,230	215,152
Wabtec	1,800	170,028
Waste Management	2,420	383,594
Watsco	340	86,914
WW Grainger	784	381,863
XPO Logistics *	1,670	89,245
Xylem	1,771	149,207
		22,854,023

INFORMATION TECHNOLOGY — 8.5%
Accenture, Cl A	4,097	1,222,791

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Adobe *	886	$369,001
Advanced Micro Devices *	3,281	334,203
Akamai Technologies *	2,598	262,502
Amdocs	844	73,335
Amphenol, Cl A	3,386	239,932
Analog Devices	2,132	359,029
ANSYS *	639	166,370
Apple	73,493	10,938,698
Applied Materials	8,849	1,037,899
Arista Networks *	2,116	216,425
Arrow Electronics *	1,279	154,311
Atlassian, Cl A *	212	37,592
Autodesk *	1,076	223,539
Automatic Data Processing	1,616	360,271
Bill.com Holdings *	300	35,472
Block, Cl A *	286	25,028
Broadcom	1,341	777,954
Broadridge Financial Solutions	1,884	275,479
Cadence Design Systems *	2,020	310,535
CDW	2,462	418,195
Ceridian HCM Holding *	1,151	64,801
Cisco Systems	10,643	479,467
Cloudflare, Cl A *	528	29,568
Cognex	610	29,536
Cognizant Technology Solutions, Cl A	3,019	225,519
Corning	4,142	148,366
Crowdstrike Holdings, Cl A *	236	37,758
Datadog, Cl A *	325	31,002
Dell Technologies, Cl C	2,802	139,932
DocuSign, Cl A *	263	22,068
Dynatrace *	932	35,108
Enphase Energy *	452	84,158
Entegris	3,829	424,866
EPAM Systems *	691	233,917
F5 *	233	37,988
Fair Isaac *	339	138,837
Fidelity National Information Services	1,685	176,083
Fiserv *	1,427	142,957
FleetCor Technologies *	691	171,928
Fortinet *	1,421	417,973
Gartner *	751	197,062

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Global Payments	252	$33,022
GoDaddy, Cl A *	1,390	104,320
Hewlett Packard Enterprise	11,343	176,951
HP	10,060	390,731
HubSpot *	73	24,651
Intel	14,788	656,883
International Business Machines	5,259	730,160
Intuit	787	326,180
Jabil	817	50,262
Jack Henry & Associates	343	64,525
Juniper Networks	1,278	39,209
Keysight Technologies *	3,125	455,000
KLA	2,049	747,578
Lam Research	1,640	852,849
Manhattan Associates *	333	40,270
Marvell Technology	3,339	197,502
Mastercard, Cl A	2,609	933,683
Microchip Technology	2,316	168,257
Micron Technology	4,110	303,482
Microsoft	30,062	8,172,956
MongoDB, Cl A *	27	6,403
Monolithic Power Systems	240	108,094
Motorola Solutions	1,249	274,455
NetApp	597	42,954
NortonLifeLock	6,433	156,579
NVIDIA	7,140	1,333,181
NXP Semiconductors	1,015	192,606
Okta, Cl A *	202	16,776
ON Semiconductor *	1,008	61,165
Oracle	3,908	281,063
Palantir Technologies, Cl A *	1,999	17,351
Palo Alto Networks *	431	216,698
Paychex	1,916	237,258
Paycom Software *	250	71,085
PayPal Holdings *	1,987	169,312
PTC *	879	102,430
Qorvo *	1,222	136,559
QUALCOMM	4,579	655,804
Roper Technologies	433	191,577
Salesforce *	1,595	255,583
Seagate Technology Holdings	2,266	191,862

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
ServiceNow *	319	$149,123
Skyworks Solutions	1,111	120,955
Snowflake, Cl A *	440	56,166
SolarEdge Technologies *	274	74,744
SS&C Technologies Holdings	2,984	190,946
Synopsys *	1,374	438,581
TD SYNNEX	1,634	169,691
Teledyne Technologies *	930	376,790
Teradyne	3,026	330,621
Texas Instruments	2,972	525,331
Trade Desk, Cl A *	830	43,202
Trimble *	3,144	213,949
Twilio, Cl A *	353	37,125
Tyler Technologies *	104	37,005
Ubiquiti	823	215,264
VeriSign *	563	98,272
Visa, Cl A	3,313	702,919
VMware, Cl A *	1,814	232,373
Western Digital *	2,861	173,634
Workday, Cl A *	241	37,668
Zebra Technologies, Cl A *	830	280,698
Zscaler *	540	82,669
		44,882,447

MATERIALS — 1.7%
Air Products & Chemicals	1,326	326,408
Albemarle	2,263	589,331
Alcoa	7,453	459,999
Amcor	15,203	199,159
Avery Dennison	562	96,979
Ball	3,075	217,987
Berry Global Group *	2,654	154,808
Celanese, Cl A	1,260	197,215
CF Industries Holdings	3,739	369,301
Chemours	3,310	142,628
Cleveland-Cliffs *	3,148	72,971
Corteva	4,090	256,116
Crown Holdings	3,187	332,850
Dow	4,155	282,457
DuPont de Nemours	1,894	128,508

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Eagle Materials	274	$35,773
Eastman Chemical	2,839	312,744
Ecolab	912	149,486
Element Solutions	2,957	62,955
FMC	1,031	126,380
Freeport-McMoRan	11,671	456,103
Graphic Packaging Holding	1,659	36,929
International Flavors & Fragrances	1,296	171,292
International Paper	4,561	220,980
LyondellBasell Industries, Cl A	2,752	314,416
Martin Marietta Materials	636	215,846
Mosaic	3,795	237,757
Newmont	1,835	124,505
Nucor	4,540	601,368
Olin	5,137	337,963
Packaging Corp of America	955	150,202
PPG Industries	1,653	209,088
Reliance Steel & Aluminum	1,626	316,094
RPM International	1,535	135,234
Sherwin-Williams	974	261,071
Silgan Holdings	925	40,524
Steel Dynamics	3,136	267,752
United States Steel	1,934	48,485
Valvoline	1,746	58,421
Vulcan Materials	514	84,743
Westlake	200	26,422
Westrock	844	40,926
		8,870,176

REAL ESTATE — 0.2%
Camden Property Trust ‡	472	67,727
CBRE Group, Cl A *	4,591	380,319
Extra Space Storage ‡	1,452	258,746
Jones Lang LaSalle *	74	14,602
Life Storage ‡	1,708	199,426
Medical Properties Trust ‡	3,794	70,493
Zillow Group, Cl C *	978	39,022
		1,030,335

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — 1.0%
AES	5,543	$122,168
Alliant Energy	2,080	132,746
Ameren	2,056	195,711
American Electric Power	7,329	747,778
American Water Works	889	134,461
Atmos Energy	1,028	119,567
CenterPoint Energy	2,026	64,933
CMS Energy	2,386	169,501
Consolidated Edison	4,620	458,581
Constellation Energy	1,592	98,831
Dominion Energy	1,818	153,112
DTE Energy	954	126,605
Duke Energy	1,937	217,951
Edison International	2,205	154,152
Entergy	1,668	200,694
Evergy	1,889	132,117
Eversource Energy	1,681	155,190
Exelon	4,778	234,839
FirstEnergy	4,518	194,093
NextEra Energy	5,268	398,735
PG&E *	8,810	107,482
PPL	6,407	193,363
Public Service Enterprise Group	2,481	170,048
Sempra Energy	1,419	232,517
Southern	4,483	339,184
WEC Energy Group	243	25,532
Xcel Energy	631	47,539
		5,327,430

ZAMBIA — 0.0%
First Quantum Minerals	6,926	200,522

Total Common Stock
(Cost $196,421,599)		260,469,809
REGISTERED INVESTMENT COMPANIES — 48.6%

EQUITY FUNDS — 48.6%
AQR International Defensive Style Fund, Cl R6	491,744	6,712,300
AQR Large Cap Defensive Style Fund, Cl R6	325,056	9,059,318

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Avantis Emerging Markets Equity ETF	195,854	$11,050,083
Avantis International Equity ETF	68,174	3,933,640
Avantis International Small Cap Value ETF	87,677	5,276,402
DFA Emerging Markets Portfolio, Cl I	776,017	22,450,181
DFA Emerging Markets Small Cap Portfolio, Cl I	474,616	10,769,032
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,076,579
DFA International High Relative Profitability Portfolio, Cl I	946,793	11,361,510
DFA International Real Estate Securities, Cl I	1,627,825	6,901,979
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,708,390
DFA International Small Cap Value Portfolio, Cl I	581,936	11,726,007
DFA International Value Portfolio, Cl I	594,105	11,519,700
DFA Large Cap International Portfolio, Cl I	842,377	20,916,220
DFA Real Estate Securities Portfolio, Cl I	405,925	18,209,809
DFA US Small Cap Portfolio, Cl I	253,527	10,536,577
DFA US Small Cap Value Portfolio, Cl I	181,568	7,712,988
DFA US Targeted Value Portfolio, Cl I	821,593	24,228,791
iShares MSCI Global Min Vol Factor ETF	385,328	38,259,217
Schwab International Small Cap Equity ETF	60,162	2,131,540
Vanguard Small Cap Value ETF	36,894	6,193,027
Vanguard U.S. Quality Factor ETF	39,529	4,260,416
Vanguard U.S. Value Factor ETF	98,922	10,346,252
Total Registered Investment Companies
(Cost $199,169,855)		257,339,958
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	7,279	17,767
Gerdau(2)	14,400	87,505
Petroleo Brasileiro(2)	119,700	752,320

Total Preferred Stock
(Cost $677,325)		857,592

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

RIGHTS — 0.0%
	Number Of Rights	Value
Acer	107	$—
(Cost $–)		—
SHORT-TERM INVESTMENT — 2.3%
	Shares
DWS Government Money Market Series, Institutional Shares, 0.730% (3)
(Cost $12,432,571)	12,432,571	12,432,571

Total Investments — 100.2%
(Cost $408,701,350)		$531,099,930

A list of open futures contracts held by the Fund at May 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	22	Jun-2022	$2,174,857	$2,240,700	$65,843
MSCI Emerging Markets	6	Jun-2022	313,005	318,990	5,984
S&P 500 Index E-MINI	5	Jun-2022	1,054,399	1,032,813	(21,586)
SGX Nifty 50	77	Jul-2022	2,484,803	2,550,240	65,437
			$6,027,064	$6,142,743	$115,678

A list of open total return swap agreements held by the Fund at May 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/10/2023	USD	4,284,716	$(353,860)	$(353,860)

Percentages are based on Net Assets of $529,982,990.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(3)	The rate reported is the 7-day effective yield as of May 31, 2022.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV — Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar
VOL — Volatility

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$2,281,251	$–	$2,281,251
Austria	–	22,161	–	22,161
Brazil	1,832,365	81,969	–	1,914,334
Canada	7,853,780	–	–	7,853,780
Chile	–	96,409	–	96,409
China	–	5,497,222	–	5,497,222
Denmark	–	1,327,108	–	1,327,108
Finland	–	660,539	–	660,539
France	–	1,284,448	–	1,284,448
Germany	–	1,950,726	–	1,950,726
Hong Kong	–	182,553	–	182,553
Hungary	–	130,155	–	130,155
Indonesia	–	1,356,962	–	1,356,962
Italy	46,598	838,905	–	885,503
Japan	–	12,081,978	–	12,081,978
Luxembourg	–	327,350	–	327,350
Malaysia	–	731,244	–	731,244
Mexico	1,452,016	–	–	1,452,016
Netherlands	–	1,273,218	–	1,273,218
Norway	–	317,457	–	317,457
Peru	223,335	–	–	223,335
Philippines	–	410,354	–	410,354
Poland	–	351,896	–	351,896

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Puerto Rico	$692,165	$–	$–	$692,165
Russia	–	–	–	–
Singapore	–	175,568	–	175,568
South Africa	53,443	2,913,748	–	2,967,191
South Korea	–	3,298,383	–	3,298,383
Spain	–	716,208	–	716,208
Sweden	–	1,517,980	–	1,517,980
Switzerland	176,617	3,423,476	–	3,600,093
Taiwan	811,670	5,003,713	–	5,815,383
Thailand	–	710,223	–	710,223
Turkey	–	406,188	–	406,188
United Kingdom	330,524	1,879,391	–	2,209,915
United States	194,931,204	616,787	–	195,547,991
Zambia	200,522	–	–	200,522
Total Common Stock	208,604,239	51,865,570	–	260,469,809
Registered Investment Companies	257,339,958	–	–	257,339,958
Preferred Stock
Brazil	857,592	–	–	857,592
Short-Term Investment	12,432,571	–	–	12,432,571
Total Investments in Securities	$479,234,360	$51,865,570	$–	$531,099,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$137,264	$–	$–	$137,264
Unrealized Depreciation	(21,586)	–	–	(21,586)
Total Return Swap^
Unrealized Depreciation	–	(353,860)	–	(353,860)
Total Other Financial Instruments	$115,678	$(353,860)	$–	$(238,182)

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
EQUITY FUNDS — 98.1%
AQR Emerging Multi-Style II Fund, Cl R6	631,918	$6,767,837
AQR International Defensive Style Fund, Cl R6	121,743	1,661,797
AQR International Multi-Style Fund, Cl R6	1,001,662	12,130,123
AQR Large Cap Defensive Style Fund, Cl R6	82,117	2,288,603
AQR Large Capital Multi-Style Fund, Cl R6	945,243	17,543,713
Avantis Emerging Markets Equity ETF	52,104	2,939,708
Avantis International Equity ETF	14,914	860,538
Avantis International Small Cap Value ETF	23,085	1,389,255
DFA Emerging Markets Portfolio, Cl I	183,765	5,316,325
DFA Emerging Markets Small Cap Portfolio, Cl I	106,096	2,407,308
DFA Emerging Markets Targeted Value Portfolio, Cl I	49,988	555,364
DFA International High Relative Profitability Portfolio, Cl I	234,909	2,818,912
DFA International Small Cap Growth Portfolio, Cl I	34,389	518,937
DFA International Small Cap Value Portfolio, Cl I	131,779	2,655,354
DFA Large Cap International Portfolio, Cl I	223,612	5,552,287
DFA Real Estate Securities Portfolio, Cl I	52,176	2,340,630
DFA US High Relative Profitability Portfolio, Cl I	383,633	6,867,029
Dimensional International Value ETF	90,524	2,999,965
Dimensional US Core Equity 2 ETF	184,656	4,740,119
Dimensional US Equity ETF	276,904	12,360,995
Dimensional US Marketwide Value ETF	194,893	6,834,897
Dimensional US Small Capital ETF	47,996	2,535,629
Dimensional US Targeted Value ETF	166,572	7,540,714
iShares MSCI Global Min Vol Factor ETF	83,057	8,246,730
Schwab International Small Cap Equity ETF	21,798	772,303
Vanguard Small Cap Value ETF	8,931	1,499,158
Vanguard U.S. Quality Factor ETF	8,804	948,891
Vanguard U.S. Value Factor ETF	17,776	1,859,192
Total Registered Investment Companies
(Cost $103,145,194)		124,952,313

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

SHORT-TERM INVESTMENT — 2.2%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 0.730% (A)
(Cost $2,793,012)	2,793,012	$2,793,012

Total Investments — 100.3%
(Cost $105,938,206)		$127,745,325

A list of open total return swap agreements held by the Fund at May 31, 2022, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/10/2023	USD	2,727,318	$(147,742)	$(147,742)

Percentages are based on Net Assets of $127,395,943.

(A) The rate reported is the 7-day effective yield as of May 31, 2022.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
NAV — Net Asset Value
SOFR — Secured Overnight Financing Rate
SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund
USD — United States Dollar
Vol — Volatility

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$124,952,313	$–	$–	$124,952,313
Short-Term Investment	2,793,012	–	–	2,793,012
Total Investments in Securities	$127,745,325	$–	$–	$127,745,325

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(147,742)	$–	$(147,742)
Total Other Financial Instruments	$–	$(147,742)	$–	$(147,742)

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
MAY 31, 2022 (Unaudited)

^ Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	692,088	$33,240,987
JPMorgan U.S. Aggregate Bond ETF	601,693	29,380,669
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	10,233,112	103,968,423
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	8,732,943	88,028,067
Total Registered Investment Companies
(Cost $262,236,145)		254,618,146
SHORT-TERM INVESTMENT — 0.7%

DWS Government Money Market Series, Institutional Shares, 0.730% (B)
(Cost $1,760,134)	1,760,134	1,760,134
Total Investments — 99.7%
(Cost $263,996,279)		$256,378,280

Percentages are based on Net Assets of $257,069,984.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund
USD — United States Dollar

As of May 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.7%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	1,030,955	$10,288,931
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,835,753	18,522,744
iShares National Muni Bond ETF	21,284	2,300,800
iShares Short-Term National Muni Bond ETF	41,178	4,310,101
Vanguard Tax-Exempt Bond Index ETF	89,702	4,559,553
Total Registered Investment Companies
(Cost $41,105,456)		39,982,129
SHORT-TERM INVESTMENT — 1.4%

DWS Government Money Market Series, Institutional Shares, 0.730% (B)
(Cost $549,496)	549,496	549,496
Total Investments — 100.1%
(Cost $41,654,952)		$40,531,625

Percentages are based on Net Assets of $40,496,573.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of May 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,698,090	$27,385,611
JPMorgan U.S. Aggregate Bond ETF	704,000	34,376,320
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	15,039,666	151,599,834
Vanguard Total International Bond Index Fund, Cl Institutional (A)	5,446,426	164,699,927
Total Registered Investment Companies
(Cost $402,363,910)		378,061,692
SHORT-TERM INVESTMENT — 1.2%

DWS Government Money Market Series, Institutional Shares, 0.730% (B)
(Cost $4,629,202)	4,629,202	4,629,202
Total Investments — 100.0%
(Cost $406,993,112)		$382,690,894

Percentages are based on Net Assets of $382,705,834.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class
ETF — Exchange-Traded Fund

As of May 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
MAY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
EQUITY FUNDS — 98.8%
AQR Alternative Risk Premia Fund, Cl R6	321,309	$2,939,978
AQR Diversified Arbitrage Fund, Cl R6 (A)	520,235	6,086,745
AQR Managed Futures Strategy Fund, Cl R6	323,040	2,981,660
Total Registered Investment Companies
(Cost $11,611,827)		12,008,383
SHORT-TERM INVESTMENT — 1.3%

DWS Government Money Market Series, Institutional Shares, 0.730% (1)
(Cost $154,674)	154,674	154,674
Total Investments — 100.1%
(Cost $11,766,501)		$12,163,057

Percentages are based on Net Assets of $12,156,239.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2022.

Cl — Class

As of May 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.